UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Guggenheim Variable Funds Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:      301-296-5100

Date of fiscal year end:      December 31

Date of reporting period:      March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Series A (StylePlus–Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 25.7%
Information Technology - 4.9%
Apple, Inc.	4,245	$2,278,460
Cisco Systems, Inc.	45,449	1,018,513
Intel Corp.	38,173	985,244
Hewlett-Packard Co.	25,438	823,173
Microsoft Corp.	18,335	751,552
International Business Machines Corp.	3,861	743,204
Corning, Inc.	34,411	716,437
TE Connectivity Ltd.	11,586	697,593
Western Digital Corp.	7,508	689,385
Oracle Corp.	16,077	657,710
Google, Inc. — Class A*	494	550,568
EMC Corp.	19,241	527,396
Texas Instruments, Inc.	9,093	428,735
QUALCOMM, Inc.	3,411	268,991
Accenture plc — Class A	3,090	246,335
Adobe Systems, Inc.*	2,810	184,730
Visa, Inc. — Class A	832	179,596
Intuit, Inc.	2,310	179,556
Total Information Technology		11,927,178
Health Care - 4.6%
Pfizer, Inc.	42,894	1,377,755
Merck & Company, Inc.	20,497	1,163,615
Express Scripts Holding Co.*	11,410	856,777
Johnson & Johnson	8,463	831,320
UnitedHealth Group, Inc.	10,069	825,557
Eli Lilly & Co.	13,996	823,805
Abbott Laboratories	18,950	729,764
Medtronic, Inc.	11,218	690,356
Cardinal Health, Inc.	9,856	689,723
WellPoint, Inc.	6,469	643,989
Aetna, Inc.	8,028	601,859
Covidien plc	5,942	437,688
McKesson Corp.	2,210	390,220
Becton Dickinson and Co.	3,193	373,836
Cigna Corp.	3,822	320,016
AbbVie, Inc.	3,487	179,232
Total Health Care		10,935,512
Consumer Staples - 4.1%
Wal-Mart Stores, Inc.	14,272	1,090,809
CVS Caremark Corp.	12,262	917,933
Mondelez International, Inc. — Class A	23,696	818,696
Procter & Gamble Co.	10,136	816,962
Kimberly-Clark Corp.	6,797	749,369
Archer-Daniels-Midland Co.	16,920	734,159
Kraft Foods Group, Inc.	12,850	720,885
Philip Morris International, Inc.	8,481	694,340
PepsiCo, Inc.	6,728	561,788
Kellogg Co.	8,121	509,268
Kroger Co.	11,182	488,094
General Mills, Inc.	8,775	454,721
Costco Wholesale Corp.	3,398	379,489
Altria Group, Inc.	7,545	282,409
Reynolds American, Inc.	4,724	252,356
Coca-Cola Co.	4,651	179,808
Total Consumer Staples		9,651,086
Industrials - 3.8%
General Electric Co.	57,642	1,492,351
Boeing Co.	7,302	916,329
Caterpillar, Inc.	8,832	877,636
FedEx Corp.	5,581	739,817
Lockheed Martin Corp.	4,452	726,744
Raytheon Co.	7,307	721,859
General Dynamics Corp.	6,312	687,503
Northrop Grumman Corp.	5,402	666,499
Emerson Electric Co.	8,139	543,685
Deere & Co.	5,676	515,381
United Technologies Corp.	3,022	353,090
CSX Corp.	7,744	224,344
Eaton Corporation plc	2,891	217,172
United Parcel Service, Inc. — Class B	2,037	198,363
Total Industrials		8,880,773
Energy - 3.7%
Exxon Mobil Corp.	18,936	1,849,668
ConocoPhillips	13,045	917,716
Anadarko Petroleum Corp.	9,067	768,519
Apache Corp.	8,790	729,131
Devon Energy Corp.	10,684	715,080
Marathon Oil Corp.	19,224	682,836
Baker Hughes, Inc.	10,463	680,304
Valero Energy Corp.	12,652	671,821
Pioneer Natural Resources Co.	3,125	584,813
Marathon Petroleum Corp.	3,135	272,870
Chevron Corp.	1,834	218,081
Occidental Petroleum Corp.	2,064	196,679
Hess Corp.	2,207	182,916
Phillips 66	2,326	179,242
Total Energy		8,649,676
Consumer Discretionary - 1.8%
Time Warner, Inc.	11,801	770,959
Target Corp.	12,414	751,171
Comcast Corp. — Class A	14,630	731,793
General Motors Co.	19,582	674,012
Johnson Controls, Inc.	6,763	320,025
Ford Motor Co.	20,481	319,504
Home Depot, Inc.	3,035	240,160
Macy's, Inc.	3,370	199,807
Viacom, Inc. — Class B	2,121	180,264
Total Consumer Discretionary		4,187,695
Financials - 1.8%
JPMorgan Chase & Co.	21,602	1,311,458
Citigroup, Inc.	13,820	657,832
Aflac, Inc.	8,907	561,498
Wells Fargo & Co.	7,537	374,890
Capital One Financial Corp.	4,406	339,967
MetLife, Inc.	5,473	288,974
Bank of America Corp.	13,937	239,716
Allstate Corp.	3,391	191,863
Berkshire Hathaway, Inc. — Class B*	1,529	191,079
Total Financials		4,157,277
Telecommunication Services - 0.6%
Verizon Communications, Inc.	21,312	1,013,812

Series A (StylePlus–Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Telecommunication Services - 0.6% (continued)
AT&T, Inc.	14,201	$498,029
Total Telecommunication Services		1,511,841
Utilities - 0.3%
Exelon Corp.	22,205	745,200
Materials - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	5,263	174,047
Total Common Stocks
(Cost $55,629,136)		60,820,285
EXCHANGE TRADED FUNDS†,4 - 5.8%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	169,000	4,613,700
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	168,800	4,562,664
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	161,814	4,453,121
Total Exchange Traded Funds
(Cost $13,456,913)		13,629,485
MUTUAL FUNDS†,4 - 24.8%
Guggenheim Strategy Fund I	1,040,000	25,989,601
Guggenheim Variable Insurance Strategy Fund III	980,464	24,482,195
Floating Rate Strategies Fund Institutional Class	152,311	4,095,646
Macro Opportunities Fund Institutional Class	148,424	4,028,214
Total Mutual Funds
(Cost $58,740,194)		58,595,656
SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Prime Cash Management Fund	7,440,961	7,440,961
Total Short Term Investments
(Cost $7,440,961)		7,440,961

	Face Amount
ASSET BACKED SECURITIES†† - 27.4%
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	$2,959,984	2,908,480
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/37[1]	2,984,735	2,758,859
Garrison Funding
2013-2A, 2.13% due 09/25/23[1,2]	2,400,000	2,388,240
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/37[1]	2,178,027	2,077,740
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	2,173,833	2,049,046
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	1,511,565	1,481,938
2006-1A, 1.06% due 02/01/22[1,2]	600,000	546,360
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.25% due 10/25/36[1]	1,928,864	1,902,072
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	1,890,230	1,863,011
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	1,850,000	1,809,670
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/22[1,2]	1,100,000	1,072,610
2006-1A, 0.50% due 03/30/22[1,2]	739,436	735,739
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/22[1,2]	1,800,000	1,762,020
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21†††,1,2	1,700,000	1,700,000
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,2]	1,700,000	1,676,540
ALM VII R-2 Ltd.
2013-7R2A, 2.84% due 04/24/24[1,2]	1,700,000	1,668,210
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,2	1,350,000	1,336,770
2014-1A, 2.25% due 10/15/23†††,1,2	250,000	250,000
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,2]	1,580,000	1,556,300
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	1,738,754	1,519,866
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/35[1]	1,540,505	1,518,316
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41†††,1,2	1,468,185	1,383,617
KKR Financial CLO Ltd.
2007-1A, 2.49% due 05/15/21[1,2]	1,400,000	1,346,240
Black Diamond CLO Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	1,350,000	1,319,490
Wells Fargo Home Equity Trust
2006-3, 0.30% due 01/25/37[1]	1,428,303	1,298,121

Series A (StylePlus–Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 27.4% (continued)
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	$1,400,000	$1,266,906
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/21[1,2]	1,250,000	1,235,000
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.62% due 04/17/21[1,2]	1,250,000	1,161,000
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	1,192,448	1,142,280
Race Point CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	1,050,000	1,053,465
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	1,040,612	1,038,531
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	1,000,000	1,002,043
OFSI Fund V Ltd.
2013-5A, 3.44% due 04/17/25[1,2]	1,000,000	1,000,000
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,2]	1,036,611	998,464
TICC CLO LLC
2011-1A, 2.49% due 07/25/21[1,2]	1,000,000	996,700
Hewett's Island CDO Ltd.
2007-6A, 2.49% due 06/09/19[1,2]	1,000,000	975,400
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.54% due 12/20/18[1,2]	949,938	944,333
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.63% due 04/29/19[1,2]	1,000,000	926,800
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,2]	960,000	918,240
Golub Capital Partners CLO Ltd.
2014-18A, 2.73% due 04/25/26†††,1,2	880,000	880,440
H2 Asset Funding Ltd.
2014-1, 2.15% due 03/19/37	850,000	850,850
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[2]	816,667	819,139
Symphony CLO IX, LP
2012-9A, 2.74% due 04/16/22[1,2]	800,000	799,200
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	800,467	745,032
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/41†††,1,2	800,000	744,080
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	673,301	687,323
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	589,239	587,471
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	598,795	569,634
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/22[1,2]	565,708	556,600
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.24% due 08/15/23[1,2]	500,000	498,900
Ares XVI CLO Ltd.
2011-16A, 3.54% due 05/17/21[1,2]	500,000	498,700
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/21[1,2]	500,000	477,400
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[1,2]	500,000	468,350
Riverside Park CLO Ltd.
2011-1A, 2.99% due 09/27/21[1,2]	450,000	441,540
Textainer Marine Containers Ltd.
2012-1A, 4.21% due 04/15/27[2]	404,167	404,539
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	400,000	398,200
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,2]	98,543	96,868
Total Asset Backed Securities
(Cost $64,852,991)		65,112,683
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.5%
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1,3.01% due 12/15/28†††,1,2	1,900,000	1,905,700
Boca Hotel Portfolio Trust
2013-BOCA,3.21% due 08/15/26[1,2]	1,900,000	1,902,560
Hilton USA Trust
2013-HLF,2.91% due 11/05/30[1,2]	1,700,000	1,703,203
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	1,451,898	1,342,860
COMM Mortgage Trust
2007-FL14,0.91% due 06/15/22[1,2]	1,340,253	1,322,787

Series A (StylePlus–Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.5% (continued)
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.24% due 06/15/20[1,2]	$1,252,767	$1,241,437
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	1,325,888	1,113,996
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,5.72% due 09/10/47[1,2]	1,069,800	1,099,489
Banc of America Large Loan Trust
2007-BMB1,1.26% due 08/15/29[1,2]	950,000	944,378
GCCFC Commercial Mortgage Trust
2006-FL4A,0.38% due 11/05/21[1,2]	558,863	556,836
Total Collateralized Mortgage Obligations
(Cost $13,006,418)		13,133,246
CORPORATE BONDS†† - 3.4%
Financials - 1.5%
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	1,670,000	1,680,706
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17[2]	1,410,000	1,424,100
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	440,000	442,200
Total Financials		3,547,006
Telecommunication Services - 0.6%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	1,360,000	1,383,800
Industrials - 0.4%
International Lease Finance Corp.
2.18% due 06/15/16[1]	790,000	795,925
Victor Technologies Group, Inc.
9.00% due 12/15/17	180,000	193,050
Total Industrials		988,975
Materials - 0.3%
Anglo American Capital plc
9.38% due 04/08/14[2]	700,000	700,874
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	590,000	647,525
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	340,000	357,000
Consumer Discretionary - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	300,000	315,375
Total Corporate Bonds
(Cost $7,896,499)		7,940,555
SENIOR FLOATING RATE INTERESTS†† - 3.3%
Industrials - 1.2%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,875,825	1,917,449
Thermasys Corp.
5.25% due 05/03/19	760,375	756,573
Total Industrials		2,674,022
Financials - 0.9%
National Financial Partners
5.25% due 07/01/20	1,508,619	1,515,695
First Data Corp.
4.15% due 03/23/18	150,000	150,251
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	138,596	138,538
Knight/Getco
5.75% due 12/05/17	128,505	128,665
Total Financials		1,933,149
Information Technology - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	1,285,550	1,287,697
Consumer Discretionary - 0.4%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	428,118	430,429
Go Daddy Operating Company LLC
4.00% due 12/17/18	284,541	285,110
Sears Holdings Corp.
5.50% due 06/30/18	239,400	240,417
Laureate Education, Inc.
5.00% due 06/15/18	96,772	95,805
Total Consumer Discretionary		1,051,761
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	774,150	776,666
Total Senior Floating Rate Interests
(Cost $7,623,351)		7,723,295
MUNICIPAL BONDS†† - 0.2%
Michigan - 0.2%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	375,000	379,084
Total Municipal Bonds
(Cost $375,000)		379,084
Total Investments - 99.2%
(Cost $229,021,463)		$234,775,250
Other Assets & Liabilities, net - 0.8%		1,958,793
Total Net Assets - 100.0%		$236,734,043

Series A (StylePlus–Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,330,625)	25	$13,406

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. May 2014 S&P 500 Index Swap, Terminating 05/05/14[3] (Notional Value $172,998,599)	92,397	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $63,104,758 (cost $62,818,547), or 26.7% of total net assets.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[4]	Affiliated funds — See Note 3.

plc — Public Limited Company

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 96.6%
Financials - 26.7%
Wells Fargo & Co.	272,825	$13,570,316
American International Group, Inc.	179,839	8,993,749
JPMorgan Chase & Co.	146,300	8,881,873
Allstate Corp.	127,050	7,188,489
Citigroup, Inc.	145,740	6,937,224
Bank of New York Mellon Corp.	151,590	5,349,611
Reinsurance Group of America, Inc. — Class A	56,330	4,485,558
Bank of America Corp.	241,100	4,146,920
Aon plc	40,480	3,411,654
Franklin Resources, Inc.	51,690	2,800,564
U.S. Bancorp	57,736	2,474,565
CME Group, Inc. — Class A	33,340	2,467,493
SLM Corp.	87,490	2,141,755
Home Loan Servicing Solutions Ltd.	74,450	1,608,120
Ocwen Financial Corp.*	36,940	1,447,309
Total Financials		75,905,200
Energy - 18.8%
Chevron Corp.	53,420	6,352,173
Apache Corp.	75,022	6,223,075
Whiting Petroleum Corp.*	88,590	6,147,260
Halliburton Co.	101,700	5,989,113
Cameco Corp.	261,200	5,981,480
Phillips 66	61,220	4,717,613
Exxon Mobil Corp.	36,690	3,583,879
Marathon Oil Corp.	94,300	3,349,536
Patterson-UTI Energy, Inc.	105,340	3,337,171
Superior Energy Services, Inc.	79,890	2,457,416
Suncor Energy, Inc.	65,570	2,292,327
ConocoPhillips	21,290	1,497,752
Oasis Petroleum, Inc.*	33,400	1,393,782
Total Energy		53,322,577
Industrials - 11.9%
Parker Hannifin Corp.	64,280	7,694,959
Republic Services, Inc. — Class A	191,700	6,548,471
United Technologies Corp.	55,680	6,505,651
Quanta Services, Inc.*	121,310	4,476,339
URS Corp.	76,110	3,581,737
Covanta Holding Corp.	162,770	2,937,999
General Cable Corp.	73,670	1,886,689
Total Industrials		33,631,845
Consumer Staples - 10.2%
CVS Caremark Corp.	139,120	10,414,523
Wal-Mart Stores, Inc.	79,650	6,087,650
Bunge Ltd.	69,650	5,537,872
Mondelez International, Inc. — Class A	136,300	4,709,165
Kraft Foods Group, Inc.	35,743	2,005,182
Total Consumer Staples		28,754,392
Information Technology - 8.6%
TE Connectivity Ltd.	122,760	7,391,380
Computer Sciences Corp.	114,440	6,960,241
Cisco Systems, Inc.	275,580	6,175,747
QUALCOMM, Inc.	18,610	1,467,585
NetApp, Inc.	37,400	1,380,060
FLIR Systems, Inc.	28,724	1,034,064
Total Information Technology		24,409,077
Consumer Discretionary - 6.9%
Time Warner, Inc.	120,653	7,882,260
Lowe's Companies, Inc.	95,520	4,670,928
DeVry Education Group, Inc.	73,500	3,115,665
PulteGroup, Inc.	120,650	2,315,274
Kohl's Corp.	25,860	1,468,848
Total Consumer Discretionary		19,452,975
Health Care - 6.0%
Teva Pharmaceutical Industries Ltd. ADR	98,770	5,219,007
Aetna, Inc.	69,150	5,184,175
Pfizer, Inc.	112,420	3,610,930
UnitedHealth Group, Inc.	37,640	3,086,104
Total Health Care		17,100,216
Materials - 3.8%
Dow Chemical Co.	139,970	6,801,143
Coeur Mining, Inc.*	284,400	2,642,076
Potash Corporation of Saskatchewan, Inc.	36,620	1,326,376
Total Materials		10,769,595
Utilities - 3.0%
Edison International	149,030	8,436,588
Telecommunication Services - 0.7%
Windstream Holdings, Inc.	232,532	1,916,064
Total Common Stocks
(Cost $194,606,087)		273,698,529
WARRANTS† - 0.3%
American International Group, Inc.
$45.00, 01/19/21*	36,910	754,440
Total Warrants
(Cost $694,721)		754,440
EXCHANGE TRADED FUNDS† - 0.9%
iShares Russell 1000 Value ETF	24,930	2,405,745
Total Exchange Traded Funds
(Cost $2,044,469)		2,405,745
SHORT TERM INVESTMENTS† - 2.3%
Dreyfus Treasury Prime Cash Management Fund	6,470,269	6,470,269
Total Short Term Investments
(Cost $6,470,269)		6,470,269
Total Investments - 100.1%
(Cost $203,815,546)		$283,328,983
Other Assets & Liabilities, net - (0.1)%		(367,919)
Total Net Assets - 100.0%		$282,961,064

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)

ADR — American Depositary Receipt
plc — Public Limited Company

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 36.7%
Dreyfus Treasury Prime Cash Management Fund	28,289,577	$28,289,577
Total Short Term Investments
(Cost $28,289,577)		28,289,577

	Face Amount
ASSET BACKED SECURITIES†† - 0.2%
Small Business Administration Pools
#503303, 0.75% due 04/25/21[1]	$67,502	67,414
#503295, 0.75% due 04/25/21[1]	43,955	43,899
#502353, 1.00% due 09/25/18[1]	16,967	17,008
Total Asset Backed Securities
(Cost $128,444)		128,321
COMMERCIAL PAPER†† - 61.5%
Societe Generale North America, Inc.
0.32% due 07/01/14	3,600,000	3,598,133
0.29% due 06/23/14	300,000	299,864
Total Societe Generale North America, Inc.		3,897,997
ING US Funding LLC
0.26% due 08/05/14	2,500,000	2,497,821
0.23% due 04/11/14	700,000	699,979
0.20% due 05/01/14	350,000	349,961
0.17% due 05/01/14	300,000	299,958
Total ING US Funding LLC		3,847,719
BNP Paribas Finance, Inc.
0.26% due 04/21/14	3,000,000	2,999,790
0.17% due 05/06/14	800,000	799,868
Total BNP Paribas Finance, Inc.		3,799,658
Barton Capital LLC
0.18% due 06/02/14[2]	3,800,000	3,799,315
Sheffield Receivables Corp.
0.20% due 05/13/14[2]	2,000,000	1,999,624
0.20% due 06/20/14[2]	1,500,000	1,499,403
0.18% due 05/06/14[2]	300,000	299,956
Total Sheffield Receivables Corp.		3,798,983
General Electric Capital Corp.
0.15% due 06/18/14	2,000,000	1,999,635
0.13% due 09/22/14	1,800,000	1,798,705
Total General Electric Capital Corp.		3,798,340
Prudential plc
0.14% due 05/12/14[2]	2,000,000	1,999,660
0.25% due 09/12/14[2]	1,700,000	1,697,740
Total Prudential plc		3,697,400
John Deere Capital Corp.
0.08% due 04/02/14[2]	3,000,000	2,999,994
0.10% due 04/02/14[2]	550,000	549,998
Total John Deere Capital Corp.		3,549,992
Abbott Laboratories
0.10% due 04/01/14[2]	2,000,000	1,999,999
0.10% due 06/11/14[2]	1,500,000	1,499,868
Total Abbott Laboratories		3,499,867
Wal-Mart Stores, Inc.
0.07% due 04/30/14[2]	3,500,000	3,499,803
General RE Corp.
0.12% due 05/13/14	3,500,000	3,499,511
Barclays US Funding LLC
0.28% due 09/02/14	3,000,000	2,996,422
Nestle Capital Corp.
0.10% due 08/21/14[2]	2,000,000	1,999,325
Coca-Cola Co.
0.12% due 07/07/14[2]	1,700,000	1,699,606
Total Commercial Paper
(Cost $47,381,624)		47,383,938
Total Investments - 98.4%
(Cost $75,799,645)		$75,801,836
Other Assets & Liabilities, net - 1.6%		1,263,664
Total Net Assets - 100.0%		$77,065,500

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $25,544,292 (cost $25,543,541), or 33.1% of total net assets.

plc — Public Limited Company

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.4%
Financials - 17.3%
Banco Santander S.A.	314,600	$2,999,719
Admiral Group plc	98,100	2,333,729
Insurance Australia Group Ltd.	418,500	2,161,477
National Australia Bank Ltd.	65,700	2,160,250
Annaly Capital Management, Inc.	188,600	2,068,942
Aozora Bank Ltd.	718,600	2,046,877
Bank of Queensland Ltd.[1]	163,200	1,944,569
American Capital Agency Corp.	90,400	1,942,696
Bendigo and Adelaide Bank Ltd.	178,900	1,887,785
Stockland	485,500	1,688,187
Hannover Rueck SE	18,400	1,645,949
CFS Retail Property Trust Group	886,500	1,553,605
CNP Assurances	71,400	1,511,907
Health Care REIT, Inc.	21,800	1,299,280
People's United Financial, Inc.	72,400	1,076,588
Swedbank AB — Class A	36,300	974,162
HCP, Inc.	24,200	938,718
ASX Ltd.	24,700	826,120
ICAP plc	131,200	825,673
New York Community Bancorp, Inc.	50,100	805,107
Natixis	70,400	517,052
Total Financials		33,208,392
Industrials - 15.3%
Raytheon Co.	42,800	4,228,213
Lockheed Martin Corp.	25,500	4,162,620
Northrop Grumman Corp.	22,000	2,714,360
ITOCHU Corp.	232,200	2,713,105
Sumitomo Corp.	199,700	2,540,388
Delta Air Lines, Inc.	63,200	2,189,880
Mitsui & Company Ltd.	144,800	2,046,827
Auckland International Airport Ltd.*	609,990	2,016,977
Bouygues S.A.	48,000	2,002,067
L-3 Communications Holdings, Inc.	14,800	1,748,620
Dai Nippon Printing Company Ltd.	91,400	875,789
FedEx Corp.	4,300	570,008
ANA Holdings, Inc.	241,800	522,418
Sojitz Corp.	258,800	441,300
AP Moeller - Maersk A/S — Class B	19	227,881
Singapore Technologies Engineering Ltd.	64,800	196,791
AP Moeller - Maersk A/S — Class A	8	92,260
TNT Express N.V.	89	874
Total Industrials		29,290,378
Health Care - 15.2%
WellPoint, Inc.	40,900	4,071,595
Eli Lilly & Co.	68,300	4,020,138
AstraZeneca plc	58,900	3,806,382
Cardinal Health, Inc.	50,400	3,526,992
Bristol-Myers Squibb Co.	48,300	2,509,185
Coloplast A/S — Class B	24,100	1,949,975
UnitedHealth Group, Inc.	21,000	1,721,790
Humana, Inc.	14,900	1,679,528
AmerisourceBergen Corp. — Class A	24,400	1,600,396
Pfizer, Inc.	48,800	1,567,456
Vertex Pharmaceuticals, Inc.*	16,700	1,181,024
Amgen, Inc.	6,700	826,378
McKesson Corp.	3,900	688,623
Total Health Care		29,149,462
Telecommunication Services - 12.2%
Deutsche Telekom AG	240,600	3,888,183
NTT DOCOMO, Inc.	231,400	3,649,849
Telstra Corporation Ltd.	610,500	2,875,738
Frontier Communications Corp.	428,300	2,441,310
Elisa Oyj	72,600	2,089,432
Belgacom S.A.	63,400	1,985,372
Windstream Holdings, Inc.	224,500	1,849,880
Telecom Corporation of New Zealand Ltd.	843,800	1,786,828
BT Group plc	148,600	940,130
StarHub Ltd.	201,300	672,142
BCE, Inc.	14,100	607,354
Bezeq The Israeli Telecommunication Corporation Ltd.	275,700	491,073
Total Telecommunication Services		23,277,291
Consumer Staples - 10.7%
Altria Group, Inc.	106,400	3,982,552
General Mills, Inc.	74,900	3,881,318
Kimberly-Clark Corp.	25,600	2,822,400
Dr Pepper Snapple Group, Inc.	40,800	2,221,968
Woolworths Ltd.	56,500	1,871,371
Metcash Ltd.	597,000	1,450,359
Wesfarmers Ltd.	34,300	1,310,044
Tyson Foods, Inc. — Class A	28,600	1,258,686
Safeway, Inc.	33,500	1,237,490
Wal-Mart Stores, Inc.	6,600	504,438
Total Consumer Staples		20,540,626
Consumer Discretionary - 7.9%
Singapore Press Holdings Ltd.	599,300	2,001,065
Darden Restaurants, Inc.	39,100	1,984,716
Shaw Communications, Inc. — Class B	79,800	1,905,637
McDonald's Corp.	17,800	1,744,934
Target Corp.	27,400	1,657,974
Ford Motor Co.	82,300	1,283,880
Kohl's Corp.	21,100	1,198,480
Daimler AG — Class D	12,600	1,190,651
Sankyo Company Ltd.	27,800	1,170,285
Lagardere SCA	20,600	817,927
ProSiebenSat.1 Media AG	4,989	228,332
Total Consumer Discretionary		15,183,881
Utilities - 7.8%
GDF Suez	139,800	3,825,072
Entergy Corp.	30,900	2,065,664
TransAlta Corp.	128,000	1,486,649
SSE plc	48,700	1,192,636
Consolidated Edison, Inc.	20,300	1,089,095
Southern Co.	22,700	997,438

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Utilities - 7.8% (continued)
Duke Energy Corp.	12,400	$883,128
Cheung Kong Infrastructure Holdings Ltd.	129,600	827,086
Pepco Holdings, Inc.	39,500	808,960
E.ON SE	39,000	762,430
SP AusNet	372,500	452,478
Power Assets Holdings Ltd.	50,800	440,450
HK Electric Investments and HK Electric Investments Ltd.*,1	52,100	33,720
Total Utilities		14,864,806
Information Technology - 7.1%
Canon, Inc.	134,200	4,148,934
Intel Corp.	79,900	2,062,219
Apple, Inc.	3,600	1,932,264
Avnet, Inc.	23,200	1,079,496
Ricoh Company Ltd.	85,600	986,911
Adobe Systems, Inc.*	12,400	815,176
Leidos Holdings, Inc.	20,300	718,011
Alliance Data Systems Corp.*	2,400	653,880
Western Union Co.	38,300	626,588
Western Digital Corp.	6,200	569,284
Total Information Technology		13,592,763
Energy - 4.3%
Seadrill Ltd.	57,200	2,019,362
Canadian Oil Sands Ltd.[1]	95,200	1,996,968
TonenGeneral Sekiyu K.K.	206,400	1,821,735
ConocoPhillips	22,200	1,561,770
Penn West Petroleum Ltd.	102,700	858,373
Total Energy		8,258,208
Materials - 0.6%
Agnico Eagle Mines Ltd.	35,000	1,059,637
Total Common Stocks
(Cost $177,219,626)		188,425,444
PREFERRED STOCKS†- 0.7%
Porsche Automobil Holding SE	12,200	1,252,691
Total Preferred Stocks
(Cost $1,234,405)		1,252,691
EXCHANGE TRADED FUNDS† - 0.1%
PowerShares S&P International Developed Low Volatility Portfolio[1]	7,400	237,466
Total Exchange Traded Funds
(Cost $232,950)		237,466
SHORT TERM INVESTMENTS† - 0.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	800,589	800,589
Total Short Term Investments
(Cost $800,589)		800,589
Total Investments - 99.6%
(Cost $179,487,570)		$190,716,190
Other Assets & Liabilities, net - 0.4%		687,807
Total Net Assets - 100.0%		$191,403,997

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Illiquid security.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
UNIT INVESTMENT TRUSTS† - 0.2%
Rescap Liquidating Trust*	9,655	$142,411
Total Unit Investment Trusts
(Cost $487,486)		142,411
PREFERRED STOCKS† - 3.3%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	40,000	992,400
Seaspan Corp.
6.38% due 04/30/19*	18,000	450,000
Wells Fargo & Co.
5.85%[1,2]	15,000	373,500
Morgan Stanley
7.13%[1,2]	10,000	265,300
Woodbourne Capital Trust III
0.00%*,†††,1,2,3	300,000	159,330
Woodbourne Capital Trust I
0.00%*,†††,1,2,3	300,000	159,330
Woodbourne Capital Trust IV
0.00%*,†††,1,2,3	300,000	159,330
Woodbourne Capital Trust II
0.00%*,†††,1,2,3	300,000	159,330
AgriBank FCB
6.88%[1,2]	1,500	154,641
City National Corp.
6.75%[1,2]	4,000	110,840
Total Preferred Stocks
(Cost $3,530,796)		2,984,001
SHORT TERM INVESTMENTS† - 9.9%
Dreyfus Treasury Prime Cash Management Fund	9,009,599	9,009,599
Total Short Term Investments
(Cost $9,009,599)		9,009,599

	Face Amount
ASSET BACKED SECURITIES†† - 45.4%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37†††,3	$2,112,069	2,123,686
Northwoods Capital VIII Ltd.
2007-8A, 2.24% due 07/28/22[1,3]	1,750,000	1,693,301
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	1,746,830	1,646,555
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	990,700	1,000,607
2014-1, 7.50% due 02/15/29†††	500,000	505,000
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	1,217,448	1,229,622
2013-1, 6.35% due 10/15/38[3]	243,490	247,434
T2 Income Fund CLO Ltd.
2007-1A, 1.74% due 07/15/19[1,3]	1,450,000	1,403,601
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[1,3]	1,250,000	1,150,625
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[3]	1,132,750	1,144,189
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.43% due 07/09/17†††	1,120,000	1,061,200
Telos CLO Ltd.
2007-2A, 2.44% due 04/15/22[1,3]	1,100,000	1,043,350
Great Lakes CLO Ltd.
2012-1A, 4.34% due 01/15/23[1,3]	1,000,000	1,008,800
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22[1,3]	1,000,000	1,000,726
Telos CLO Ltd.
2013-3A, 3.24% due 01/17/24[1,3]	1,000,000	986,200
ALM VII R-2 Ltd.
2013-7R2A, 2.84% due 04/24/24[1,3]	1,000,000	981,300
KKR Financial CLO Ltd.
2007-1A, 2.49% due 05/15/21[1,3]	1,000,000	961,600
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46†††,1	1,055,963	893,556
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41†††	978,790	889,426
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48†††,3	890,137	880,523
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,3]	863,843	832,053
Gramercy Real Estate CDO Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	960,407	822,012
Drug Royalty II Limited Partnership 1
2012-1, 4.24% due 01/15/25[1,3]	751,858	768,774
Rockwall CDO II Ltd.
2007-1A, 0.79% due 08/01/24[1,3]	900,000	766,440
ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/20[1,3]	750,000	742,875
Acis CLO Ltd.
2013-2, 3.45% due 10/14/22[1,3]	750,000	742,800
MCF CLO I LLC
2013-1A, 3.79% due 04/20/23[1,3]	750,000	741,450

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 45.4% (continued)
ICE EM CLO
2007-1A, 0.93% due 08/15/22[1,3]	$750,000	$706,875
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.69% due 10/20/25[1,3]	600,000	598,500
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.49% due 02/01/23[1,3]	550,000	550,000
Halcyon Structured Asset Management Long Secured/Short Unsecured Ltd.
2007-2A, 3.99% due 10/29/21[1,3]	550,000	542,410
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,3	527,150	524,778
Avis Budget Rental Car Funding AESOP LLC
2013-2A, 4.00% due 05/21/18[3]	500,000	519,500
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	600,000	515,888
Apidos CDO IX
2012-9A, 3.99% due 07/15/23[1,3]	500,000	501,900
Newstar Trust
2012-2A, 3.49% due 01/20/23[1,3]	500,000	501,150
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[3]	490,000	491,483
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24†††,1,3	500,000	478,250
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due 03/15/22[1,3]	500,000	463,850
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% due 07/25/37[1,3]	547,846	458,289
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[1,3,5]	500,000	432,600
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.43% due 11/25/52†††,1,3	450,486	431,341
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	488,444	426,955
Textainer Marine Containers Ltd.
2012-1A, 4.21% due 04/15/27[3]	404,167	404,539
Acis CLO Ltd.
2013-1A, 3.19% due 04/18/24[1,3]	400,000	389,600
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[1,3]	400,000	356,200
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.73% due 12/20/24[1,3]	350,000	351,365
Newstar Commercial Loan Funding LLC
2013-1A, 4.78% due 09/20/23[1,3]	350,000	350,000
Cerberus Offshore Levered I, LP
2012-1A, 4.98% due 11/30/18[1,3]	350,000	349,755
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,3]	350,000	334,775
Salus CLO 2012-1 Ltd.
2013-1AN, 3.99% due 03/05/21†††,1,3	300,000	300,570
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	300,000	298,650
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[1,3]	300,000	277,830
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	300,000	271,480
TICC CLO LLC
2012-1A, 4.98% due 08/25/23[1,3]	250,000	251,150
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.24% due 01/15/22[1,3]	250,000	251,075
Garrison Funding 2013-2 Ltd.
2013-2A, 3.73% due 09/25/23†††,1,3	250,000	249,350
Golub Capital Partners CLO Ltd.
2013-17A, 3.99% due 10/25/25[1,3]	250,000	248,875
Venture XIV CLO Ltd.
2013-14A, 2.98% due 08/28/25[1,3]	250,000	245,675
Carlyle Global Market Strategies CLO Ltd.
2012-3A, 0.00% due 10/04/24[3,6]	250,000	234,600
STORE Master Funding LLC
2013-2A, 4.37% due 07/20/43†††,3	99,025	100,639
2013-1A, 4.16% due 03/20/43[3]	98,457	99,094
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[1]	219,721	190,351
New Century Home Equity Loan Trust Series
2005-1, 0.87% due 03/25/35[1]	171,479	149,390
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,3]	78,565	78,329

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 45.4% (continued)
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.41% due 08/25/35[1]	$64,056	$63,624
First Frankin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/36[1]	50,000	43,289
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,3]	16,646	16,363
Total Asset Backed Securities
(Cost $40,423,192)		41,318,042
CORPORATE BONDS†† - 31.3%
Financials - 17.0%
Prudential Financial, Inc.
5.63% due 06/15/43[1,7]	1,500,000	1,530,000
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2,7]	1,500,000	1,406,250
EPR Properties
5.25% due 07/15/23	1,000,000	1,016,194
5.75% due 08/15/22	100,000	105,949
Susquehanna Bancshares, Inc.
5.38% due 08/15/22[7]	1,100,000	1,077,507
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	1,100,000	1,031,250
AmTrust Financial Services, Inc.
6.13% due 08/15/23[3]	1,000,000	992,930
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	750,000	729,525
7.13% due 12/15/49[1,2]	230,000	262,200
Macquarie Group Ltd.
6.25% due 01/14/21[3,7]	750,000	838,575
Leucadia National Corp.
5.50% due 10/18/23[7]	800,000	833,468
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	870,000	800,400
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[3]	700,000	742,000
Lancashire Holdings Ltd.
5.70% due 10/01/22[3]	700,000	720,185
StanCorp Financial Group, Inc.
5.00% due 08/15/22[7]	600,000	611,286
Nuveen Investments, Inc.
9.13% due 10/15/17[3]	565,000	597,488
Credit Suisse AG
6.50% due 08/08/23[3]	500,000	548,750
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[1]	500,000	472,500
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	440,000	400,400
Allstate Corp.
5.75% due 08/15/53[1,7]	250,000	262,500
CICRMT 2014-A A
4.89% due 10/08/21	200,000	200,000
M&T Bank Corp.
6.45% due 12/29/49[1,2]	150,000	155,625
Emigrant Bancorp, Inc.
6.25% due 06/15/14[3]	100,000	100,641
Prosight Global Inc.
7.50% due 11/20/20†††,5	100,000	98,910
Total Financials		15,534,533
Consumer Discretionary - 4.8%
Sabre GLBL, Inc.
8.50% due 05/15/19[3,7]	1,000,000	1,105,000
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	800,000	773,000
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	630,690
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20[3]	350,000	359,187
4.38% due 11/01/18[3]	150,000	153,938
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	400,000	421,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	320,000	349,600
GRD Holdings III Corp.
10.75% due 06/01/19[3]	250,000	275,000
Stanadyne Corp.
10.00% due 08/15/14	180,000	179,325
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	118,665	126,675
Total Consumer Discretionary		4,373,415
Materials - 3.3%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3,7]	1,100,000	948,881
4.45% due 11/15/21[3]	500,000	447,641
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,050,000	978,998
Barrick Gold Corp.
4.10% due 05/01/23	625,000	592,897
Total Materials		2,968,417
Energy - 2.6%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	550,000	595,375
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	500,000	552,500
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	415,000	450,275
SESI LLC
7.13% due 12/15/21	250,000	278,750

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
CORPORATE BONDS†† - 31.3% (continued)
Energy - 2.6% (continued)
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[3]	$250,000	$271,875
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.38% due 06/01/20	126,000	141,435
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	110,000	119,350
Total Energy		2,409,560
Industrials - 1.3%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,5	750,000	721,575
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,5	471,900	457,696
Total Industrials		1,179,271
Utilities - 1.3%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[7]	1,100,000	1,177,000
Telecommunication Services - 0.7%
Avaya, Inc.
7.00% due 04/01/19[3]	600,000	595,500
Information Technology - 0.3%
First Data Corp.
8.75% due 01/15/22[3]	250,000	273,125
Total Corporate Bonds
(Cost $28,578,231)		28,510,821
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.6%
Alternative Loan Trust
2003-18CB,5.25% due 09/25/33	1,123,390	1,166,837
Boca Hotel Portfolio Trust
2013-BOCA,3.21% due 08/15/26[1,3]	1,000,000	1,001,347
Hilton USA Trust
2013-HLT,4.41% due 11/05/30[3]	950,000	966,403
Madison Avenue Trust
2013-650M, 4.03% due 10/12/32[1,3]	875,000	861,169
BBCMS Trust
2013-TYSN, 3.71% due 09/05/32[3]	900,000	822,261
Motel 6 Trust
2012-MTL6,3.78% due 10/05/25[3]	450,000	453,177
Washington Mutual Mortgage Pass-Through Certificates
2006-AR9,0.97% due 11/25/46[1]	667,575	444,478
Spirit Master Funding LLC
2007-1A,5.74% due 03/20/25[3]	268,918	275,924
2006-1A,5.76% due 03/20/24[3]	82,276	85,772
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,3]	362,975	335,715
Nomura Resecuritization Trust
2012-1R,0.60% due 08/27/47[1,3]	329,541	303,606
Credit Suisse Mortgage Capital Certificates
2006-TF2A,0.56% due 10/15/21[1,3]	250,000	242,078
Total Collateralized Mortgage Obligations
(Cost $6,880,036)		6,958,767
SENIOR FLOATING RATE INTERESTS†† - 6.7%
Industrials - 3.0%
ServiceMaster Co.
4.25% due 01/31/17	987,500	987,708
Rise Ltd.
4.74% due 02/12/39	646,615	651,465
Travelport Holdings Ltd.
6.25% due 06/26/19	496,250	507,262
AABS Ltd.
4.87% due 01/15/38†††	463,542	467,018
Emerald Expositions
5.50% due 06/17/20	99,250	99,912
Total Industrials		2,713,365
Consumer Discretionary - 2.0%
Landry's, Inc.
4.00% due 04/24/18	659,897	663,196
Ollies Bargain Outlet
5.25% due 09/28/19	444,377	442,710
Neiman Marcus Group, Inc.
4.25% due 10/25/20	349,125	350,033
1-800 Contacts, Inc.
4.25% due 01/31/21	250,000	250,438
NES Global Talent
6.50% due 10/03/19	149,063	149,063
Total Consumer Discretionary		1,855,440
Telecommunication Services - 0.6%
Asurion Corp.
6.00% due 05/24/19	461,196	461,948
MergerMarket Ltd.
4.50% due 02/04/21	100,000	99,500
Total Telecommunication Services		561,448
Financials - 0.6%
Magic Newco, LLC
5.00% due 12/12/18	248,112	250,283
National Financial Partners
5.25% due 07/01/20	198,503	199,434
American Stock Transfer & Trust
5.75% due 06/26/20	97,147	97,470
Total Financials		547,187
Information Technology - 0.4%
Greenway Medical Technologies
6.00% due 11/04/20	349,125	346,943

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 6.7% (continued)
Consumer Staples - 0.1%
Performance Food Group
6.25% due 11/14/19	$99,749	$101,078
Total Senior Floating Rate Interests
(Cost $6,075,369)		6,125,461
MORTGAGE BACKED SECURITIES†† - 2.5%
Fannie Mae[4]
2013-28, 3.00% due 04/25/43	915,373	741,937
2013-34, 3.00% due 04/25/43	353,005	314,726
2013-17, 2.50% due 03/25/43	273,074	227,637
1990-68, 6.95% due 07/25/20	1,047	1,147
1990-103, 7.50% due 09/25/20	276	301
Freddie Mac[4]
2013-4184, 3.00% due 03/15/43	386,728	314,832
2013-4180, 3.00% due 03/15/43	340,797	291,734
2013-4224, 3.00% due 07/15/43	101,262	92,090
1990-188, 7.00% due 09/15/21	446	493
T2 Income Fund CLO Ltd.
2007-1X,1.74% due 07/15/19[1]	250,000	242,000
JP Morgan Mortgage Trust
2006-A3, 2.63% due 04/25/36[1]	74,538	66,353
Ginnie Mae
#518436, 7.25% due 09/15/29	9,623	11,172
Total Mortgage Backed Securities
(Cost $2,628,371)		2,304,422
MUNICIPAL BONDS†† - 0.7%
Michigan - 0.3%
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	200,000	199,740
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.50% due 07/01/22	100,000	100,649
Total Michigan		300,389
Illinois - 0.2%
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/27	150,000	155,517
California - 0.1%
County of Sacramento California Revenue Bonds
7.25% due 08/01/25	100,000	109,475
Alabama - 0.1%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/34	300,000	85,665
Other Territories - 0.0%
Commonwealth of Puerto Rico General Obligation Unlimited
8.00% due 07/01/35	30,000	27,994
Total Municipal Bonds
(Cost $664,758)		679,040
Total Investments - 107.6%
(Cost $98,277,838)		$98,032,564
Other Assets & Liabilities, net - (7.6)%		(6,940,391)
Total Net Assets - 100.0%		$91,092,173

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	Pay	3-Month USD-LIBOR	1.97%	09/09/18	$4,650,000	$77,190	$77,190
Merrill Lynch	Pay	3-Month USD-LIBOR	3.68%	08/29/43	1,200,000	37,200	37,200
Merrill Lynch	Pay	3-Month USD-LIBOR	1.70%	08/29/18	4,950,000	29,205	29,205
Merrill Lynch	Pay	3-Month USD-LIBOR	3.89%	09/09/43	250,000	17,200	17,200
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/18	400,000	8,920	8,920
Merrill Lynch	Pay	3-Month USD-LIBOR	1.59%	09/26/18	8,750,000	(11,375)	(11,375)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $48,948,246 (cost $48,519,790), or 53.7% of total net assets.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Illiquid security.
[6]	Zero coupon rate security.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
PREFERRED STOCKS† - 0.4%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	10,000	$248,100
Total Preferred Stocks
(Cost $250,000)		248,100
SHORT TERM INVESTMENTS† - 14.1%
Federated U.S. Treasury Cash Reserve Fund	7,957,097	7,957,097
Total Short Term Investments
(Cost $7,957,097)		7,957,097

	Face Amount
SENIOR FLOATING RATE INTERESTS†† - 83.6%
Consumer Discretionary - 20.0%
AlixPartners, LLP
4.00% due 07/10/20	$690,508	691,370
William Morris Endeavor
5.25% due 03/19/21	500,000	496,565
8.25% due 03/21/22	50,000	50,407
Sears Holdings Corp.
5.50% due 06/30/18	498,750	500,869
CHG Healthcare Services, Inc.
4.25% due 11/19/19	499,707	500,331
Neiman Marcus Group, Inc.
4.25% due 10/25/20	499,000	500,297
NES Global Talent
6.50% due 10/03/19	496,875	496,875
Dunkin' Brands, Inc.
3.25% due 02/07/21	500,000	495,940
Smart & Final Stores LLC
4.75% due 11/15/19	495,742	495,742
1-800 Contacts, Inc.
4.25% due 01/31/21	450,000	450,788
Steinway Musical Instruments, Inc.
9.25% due 09/18/20	200,000	206,000
4.75% due 09/19/19	199,500	201,122
Lions Gate Entertainment Corp.
5.00% due 07/19/20	400,000	407,000
Rite Aid Corp.
4.88% due 06/21/21	400,000	405,500
ValleyCrest Companies LLC
5.50% due 06/13/19	397,000	399,978
Information Resources, Inc.
4.75% due 09/26/20	398,000	399,660
Playa Resorts Holdings
4.00% due 08/09/19	398,000	399,246
Guitar Center, Inc.
8.25% due 04/09/17	396,850	395,033
Laureate Education, Inc.
5.00% due 06/15/18	394,965	391,016
Fleetpride Corp.
5.25% due 11/19/19	395,990	390,446
Hudson's Bay Co.
4.75% due 11/04/20	370,000	374,625
Go Daddy Operating Company LLC
4.00% due 12/17/18	346,956	347,650
Totes Isotoner Corp.
7.25% due 07/07/17	314,177	314,963
IntraWest Holdings S.à r.l.
7.75% due 12/10/18[4]	300,000	288,495
Horseshoe Baltimore
8.25% due 07/02/20	250,000	260,000
Mitel Networks Corp.
5.25% due 01/31/20	249,375	251,714
American Tire Distributors, Inc.
5.75% due 06/19/18	250,000	251,250
Orient-Express Hotels
4.00% due 03/19/21	200,000	200,416
Party City Holdings, Inc.
4.00% due 07/27/19	198,496	198,459
Arby's
5.00% due 11/15/20	174,563	175,489
La Quinta Intermediate Holdings
4.00% due 02/19/21	150,000	149,907
Ollies Bargain Outlet
5.25% due 09/28/19	148,870	148,312
Men's Wearhouse
7.75% due 03/11/15†††,4	100,000	100,000
Total Consumer Discretionary		11,335,465
Industrials - 16.3%
Travelport Holdings Ltd.
6.25% due 06/26/19	331,116	338,464
9.50% due 01/31/16	265,000	273,613
Nord Anglia Education Finance LLC
4.50% due 03/19/21	500,000	499,374
Multiplan, Inc.
4.00% due 03/31/21	500,000	498,750
Southwire Co.
3.25% due 02/10/21	500,000	498,750
GYP Holdings III Corp.
4.75% due 03/26/21	500,000	497,500
Emerald Expositions
5.50% due 06/17/20	467,325	470,442
Dematic S.A.
4.25% due 12/28/19	435,900	436,628
Doncasters Group Ltd.
9.50% due 10/09/20	400,000	406,000
US Shipping Corp.
9.00% due 04/30/18	397,000	404,940
Knowledge Learning Corp.
5.25% due 03/12/21	400,000	402,252
Minimax Viking
4.50% due 08/14/20	398,000	400,818
Brickman Group Holdings, Inc.
4.00% due 12/18/20	399,000	399,435
US Infrastructure Corp.
4.00% due 07/10/20	397,000	396,258
ServiceMaster Co.
4.25% due 01/31/17	395,990	396,073
Thermasys Corp.
5.25% due 05/03/19	395,000	393,025
Mitchell International, Inc.
8.50% due 10/11/21	300,000	306,375

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 83.6% (continued)
Industrials - 16.3% (continued)
VAT Holding AG
4.75% due 02/11/21	$250,000	$251,145
Power Borrower, LLC
4.25% due 05/06/20	232,361	231,007
CareCore National LLC
5.50% due 03/05/21	225,000	226,220
Filtration Group Corp.
4.50% due 11/20/20	199,500	200,663
syncreon
5.25% due 10/28/20	199,500	199,749
Crosby Worldwide
4.00% due 11/23/20	199,500	198,337
NaNa Development Corp.
8.00% due 03/15/18	200,000	198,000
MRC Global, Inc.
4.75% due 11/08/19	179,100	181,152
Ceva Logistics US Holdings
6.50% due 03/19/21	157,635	156,978
Mast Global
8.75% due 09/12/19†††,4	148,125	146,644
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	114,286	113,809
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	108,374	107,922
Ceva Logistics Canada, ULC
6.50% due 03/19/21	19,704	19,622
Total Industrials		9,249,945
Financials - 12.8%
National Financial Partners
5.25% due 07/01/20	571,568	574,249
Magic Newco, LLC
12.00% due 06/12/19	250,000	286,250
5.00% due 12/12/18	248,363	250,536
RCS Capital
6.50% due 03/29/19	300,000	301,500
10.50% due 03/31/21	200,000	204,334
Transunion Holding Co.
4.00% due 03/19/21	500,000	500,835
Lineage Logistics LLC
4.50% due 03/31/21	500,000	498,750
HUB International Ltd.
4.75% due 10/02/20	497,500	497,709
AssuredPartners
due 01/31/19[3,5]	500,000	495,000
Nuveen Investments, Inc.
4.15% due 05/13/17	400,000	400,928
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	397,001	397,993
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	395,990	395,824
Cetera Financial Group, Inc.
6.50% due 08/07/19	395,000	395,000
HDV Holdings
5.75% due 12/18/18	392,500	389,556
Ceridian Corp.
4.40% due 05/09/17	387,458	388,814
Fly Leasing Ltd.
4.50% due 08/09/19	296,250	299,088
American Stock Transfer & Trust
5.75% due 06/26/20	291,440	292,411
International Lease Finance
3.50% due 03/06/21	200,000	200,042
Harbourvest
3.25% due 02/04/21	200,000	198,500
CNO Financial Group, Inc.
3.75% due 09/28/18	145,517	145,426
Grosvenor Capital Management Holdings, LLLP
3.75% due 01/04/21	99,750	99,189
Knight/Getco
5.75% due 12/05/17	28,037	28,072
Total Financials		7,240,006
Information Technology - 11.9%
Infor (US), Inc.
3.75% due 06/03/20	919,248	915,730
Active Network, Inc., The
5.50% due 11/13/20	448,875	452,524
Flexera Software LLC
4.50% due 04/02/20	350,000	350,000
8.00% due 04/02/21	100,000	100,000
Applied Systems, Inc.
4.25% due 01/25/21	448,875	449,997
Blue Coat Systems, Inc.
4.00% due 05/31/19	400,000	400,668
Deltek, Inc.
4.50% due 10/10/18	396,985	398,970
LANDesk Group, Inc.
5.00% due 02/25/20	398,000	398,123
EIG Investors Corp.
5.00% due 11/09/19	396,005	397,985
Sabre, Inc.
4.50% due 02/19/19	398,000	397,801
Greenway Medical Technologies
6.00% due 11/04/20	399,000	396,506
Aspect Software, Inc.
7.25% due 05/07/16	385,000	389,813
ION Trading Technologies Ltd.
4.50% due 05/22/20	187,500	187,676
8.25% due 05/22/21	150,000	151,500
Activision Blizzard
3.25% due 10/12/20	339,000	338,661
Kronos, Inc.
4.50% due 10/30/19	317,443	319,585
P2 Energy Solutions
5.00% due 10/30/20	259,350	261,295
CCC Information Services, Inc.
4.00% due 12/20/19	247,494	247,494
SumTotal Systems
6.25% due 11/16/18	179,835	178,711
Total Information Technology		6,733,039
Telecommunication Services - 8.2%
Univision Communications, Inc.
4.00% due 03/01/20	495,009	495,559

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 83.6% (continued)
Telecommunication Services - 8.2% (continued)
Ziggo BV
3.50% due 01/15/22	$500,000	$494,305
Expert Global Solutions
8.50% due 04/03/18	471,842	459,456
Alcatel-Lucent, Inc.
4.50% due 01/30/19	396,363	398,036
Hemisphere Media Group, Inc.
6.25% due 07/30/20	397,000	397,993
Live Nation Worldwide, Inc.
3.50% due 08/14/20	398,000	397,128
Asurion Corp.
6.00% due 05/24/19	389,349	389,984
MergerMarket Ltd.
4.50% due 02/04/21	350,000	348,250
Zayo Group LLC
4.00% due 07/02/19	298,483	298,557
Cengage Learning Acquisitions, Inc.
7.00% due 03/06/20	250,000	252,605
Anaren, Inc.
5.50% due 02/18/21	149,625	150,373
9.25% due 08/18/21	100,000	101,000
Avaya, Inc.
6.50% due 03/31/18	247,107	247,364
Cumulus Media, Inc.
4.25% due 12/23/20	199,414	200,161
Total Telecommunication Services		4,630,771
Materials - 5.4%
Atkore International, Inc.
4.50% due 03/26/21	300,000	299,439
7.75% due 09/27/21	200,000	201,000
Ennis-Flint
4.25% due 03/31/21	300,000	299,439
7.75% due 09/30/21	200,000	200,000
Entegris, Inc.
3.50% due 03/25/21	500,000	498,750
Chromaflo Technologies
4.50% due 12/02/19	448,875	449,997
Royal Adhesives and Sealants
5.50% due 07/31/18	395,734	400,435
CPG International, Inc.
4.75% due 09/30/20	398,000	398,665
WR Grace & Co.
3.00% due 02/03/21	221,053	220,407
Oxbow Carbon
8.00% due 01/19/20	100,000	102,000
Total Materials		3,070,132
Consumer Staples - 4.6%
Grocery Outlet, Inc.
5.50% due 12/17/18	595,708	596,828
DS Waters of America, Inc.
5.25% due 08/30/20	398,000	403,970
CTI Foods Holding Co. LLC
4.50% due 06/28/20	298,500	298,500
8.25% due 06/28/21	100,000	100,500
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	396,992	393,023
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	379,004	379,477
Performance Food Group
6.25% due 11/14/19	248,125	251,433
Dole Food Company, Inc.
4.50% due 11/01/18	199,500	200,248
Total Consumer Staples		2,623,979
Health Care - 1.9%
Harvard Drug
5.00% due 08/16/20	597,000	600,170
Learning Care Group (US), Inc.
5.75% due 05/08/19	248,125	248,902
Community Health Systems, Inc.
4.25% due 01/27/21	199,500	201,034
Total Health Care		1,050,106
Energy - 1.3%
Rice Energy
8.50% due 10/25/18	396,992	403,940
Ocean Rig ASA
6.00% due 03/31/21	315,381	320,966
Total Energy		724,906
Utilities - 1.2%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	390,000	401,700
Linden Cogeneration Power
3.75% due 12/17/20	288,030	289,231
Total Utilities		690,931
Total Senior Floating Rate Interests
(Cost $47,080,399)		47,349,280
ASSET BACKED SECURITIES†† - 11.7%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	495,350	500,303
Northwoods Capital VII Ltd.
2006-7A, 3.74% due 10/22/21[1,3]	250,000	242,275
2006-7A, 1.79% due 10/22/21[1,3]	200,000	191,300
Gramercy Real Estate CDO Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	490,421	419,751
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41†††	444,904	404,285
Cedar Woods CRE CDO Ltd.
0.42% due 07/25/51†††	442,461	361,225
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	350,000	316,727
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46†††,1	324,912	274,940

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 11.7% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	$300,000	$257,944
Salus CLO 2012-1 Ltd.
2013-1AN, 4.99% due 03/05/21†††,1,3	250,000	250,475
OZLM Funding Ltd.
2012-2A, 3.49% due 10/30/23[1,3]	250,000	250,000
Newstar Commercial Loan Funding LLC
2013-1A, 4.78% due 09/20/23[1,3]	250,000	250,000
COA Summit CLO Limited
2014-1A, 4.09% due 04/20/23†††,1,3	250,000	249,050
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	250,000	248,875
Garrison Funding Ltd.
2013-2A, 4.98% due 09/25/23[1,3]	250,000	248,375
Acis CLO Ltd.
2013-2, 4.09% due 10/14/22[1,3]	250,000	244,275
Cerberus Onshore II CLO LLC
2014-1A, 4.25% due 10/15/23†††,1,3	250,000	238,775
Duane Street CLO IV Ltd.
2007-4A, 2.49% due 11/14/21[1,3]	250,000	238,375
Jasper CLO Ltd.
2005-1A, 1.14% due 08/01/17[1,3]	250,000	234,444
Kingsland III Ltd.
2006-3A, 1.84% due 08/24/21[1,3]	250,000	232,425
Kingsland IV Ltd.
2007-4A, 1.69% due 04/16/21†††,1,3	250,000	230,800
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[1]	183,100	158,625
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% due 07/25/37[1,3]	153,397	128,321
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	146,002	127,622
Home Equity Asset Trust
2006-3, 0.46% due 07/25/36[1]	98,137	89,274
New Century Home Equity Loan Trust Series
2004-4, 0.95% due 02/25/35[1]	90,094	81,761
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,3]	73,094	70,405
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	72,114	67,120
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,3]	32,735	32,637
Total Asset Backed Securities
(Cost $6,578,453)		6,640,384
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.5%
Lehman XS Trust Series
2006-16N,0.34% due 11/25/46[1]	291,595	237,585
2005-7N,0.42% due 12/25/35[1]	245,914	231,806
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,3]	362,975	335,715
GreenPoint Mortgage Funding Trust
2006-AR1,0.44% due 02/25/36[1]	257,462	205,228
COMM Mortgage Trust
2006-FL12,0.45% due 12/15/20[1,3]	129,939	128,891
2006-FL12,0.50% due 12/15/20[1,3]	64,977	64,168
Nomura Resecuritization Trust
2012-1R,0.60% due 08/27/47[1,3]	183,078	168,670
IndyMac INDX Mortgage Loan Trust
2006-AR4,0.36% due 05/25/46[1]	183,590	156,266
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	168,367	141,460
Bear Stearns Mortgage Funding Trust
2007-AR5,0.32% due 06/25/47[1]	162,137	130,466
Washington Mutual Mortgage Pass-Through Certificates
2007-OA4,0.89% due 04/25/47[1]	135,414	101,135
Structured Asset Mortgage Investments II Trust
2006-AR1,0.38% due 02/25/36[1]	92,104	78,344
Total Collateralized Mortgage Obligations
(Cost $1,950,251)		1,979,734
CORPORATE BONDS†† - 0.4%
Financials - 0.4%
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	250,000	234,375
Total Corporate Bonds
(Cost $250,000)		234,375
Total Investments - 113.7%
(Cost $64,066,200)		$64,408,970
Other Assets & Liabilities, net - (13.7)%		(7,779,578)
Total Net Assets - 100.0%		$56,629,392

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $4,449,126 (cost $4,393,744), or 7.9% of total net assets.
[4]	Illiquid security.
[5]	Security with no rate was unsettled at March 31, 2014.

Series J (StylePlus–Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 25.9%
Industrials - 5.8%
Ingersoll-Rand plc	9,542	$546,184
Avis Budget Group, Inc.*	10,250	499,175
Fluor Corp.	5,597	435,055
Southwest Airlines Co.	17,409	411,026
Waste Management, Inc.	9,595	403,662
Masco Corp.	18,059	401,090
United Continental Holdings, Inc.*	8,607	384,130
Hertz Global Holdings, Inc.*	14,401	383,643
Delta Air Lines, Inc.	10,912	378,101
Dover Corp.	4,466	365,096
Stanley Black & Decker, Inc.	4,246	344,945
Waste Connections, Inc.	7,555	331,362
AECOM Technology Corp.*	10,224	328,906
RR Donnelley & Sons Co.	15,071	269,771
Nielsen Holdings N.V.	5,983	267,021
WW Grainger, Inc.	948	239,522
Carlisle Companies, Inc.	2,877	228,261
MRC Global, Inc.*	8,147	219,643
Iron Mountain, Inc.	7,635	210,497
Rockwell Automation, Inc.	1,589	197,910
Dun & Bradstreet Corp.	1,948	193,534
IHS, Inc. — Class A*	1,498	182,007
Roper Industries, Inc.	1,345	179,571
United Rentals, Inc.*	1,805	171,367
Equifax, Inc.	2,424	164,905
Kirby Corp.*	1,507	152,584
Pitney Bowes, Inc.	5,832	151,574
Alaska Air Group, Inc.	1,526	142,391
IDEX Corp.	1,899	138,418
CH Robinson Worldwide, Inc.	2,532	132,652
Cintas Corp.	2,207	131,559
Colfax Corp.*	1,765	125,897
Expeditors International of Washington, Inc.	3,153	124,953
Manitowoc Company, Inc.	3,970	124,857
KAR Auction Services, Inc.	4,066	123,403
Total Industrials		9,084,672
Information Technology - 5.5%
NetApp, Inc.	15,722	580,142
Symantec Corp.	28,609	571,322
SanDisk Corp.	6,388	518,642
Western Union Co.	27,941	457,114
Intuit, Inc.	5,449	423,550
Motorola Solutions, Inc.	5,851	376,161
Vantiv, Inc. — Class A*	11,416	344,991
Broadcom Corp. — Class A	9,283	292,229
Alliance Data Systems Corp.*	1,071	291,794
Harris Corp.	3,819	279,398
DST Systems, Inc.	2,808	266,170
Fiserv, Inc.*	4,628	262,361
Fidelity National Information Services, Inc.	4,713	251,910
Total System Services, Inc.	8,038	244,436
ON Semiconductor Corp.*	25,262	237,463
Citrix Systems, Inc.*	3,898	223,862
Anixter International, Inc.	2,132	216,441
Teradata Corp.*	4,267	209,894
Paychex, Inc.	4,735	201,711
FireEye, Inc.*	3,019	185,880
Cadence Design Systems, Inc.*	11,898	184,895
VeriSign, Inc.*	3,417	184,210
Applied Materials, Inc.	8,249	168,445
Booz Allen Hamilton Holding Corp.	7,005	154,110
LinkedIn Corp. — Class A*	825	152,576
ARRIS Group, Inc.*	4,908	138,307
Genpact Ltd.*	7,246	126,225
Global Payments, Inc.	1,755	124,798
Rovi Corp.*	5,462	124,424
Jack Henry & Associates, Inc.	2,227	124,178
Broadridge Financial Solutions, Inc.	3,337	123,936
TIBCO Software, Inc.*	6,043	122,794
SS&C Technologies Holdings, Inc.*	3,046	121,901
FactSet Research Systems, Inc.	1,130	121,825
IAC/InterActiveCorp	1,682	120,078
NeuStar, Inc. — Class A*	3,452	112,225
Total Information Technology		8,640,398
Health Care - 4.3%
Endo International plc*	7,758	532,588
DaVita HealthCare Partners, Inc.*	6,603	454,617
Hologic, Inc.*	20,201	434,321
HCA Holdings, Inc.*	8,121	426,352
Universal Health Services, Inc. — Class B	4,614	378,671
Aetna, Inc.	4,766	357,307
Actavis plc*	1,698	349,533
Laboratory Corporation of America Holdings*	3,351	329,102
St. Jude Medical, Inc.	4,609	301,382
Agilent Technologies, Inc.	5,247	293,412
Henry Schein, Inc.*	2,290	273,357
Perrigo Company plc	1,664	257,354
Becton Dickinson and Co.	2,197	257,225
Zoetis, Inc.	7,885	228,192
CR Bard, Inc.	1,468	217,235
Quest Diagnostics, Inc.	3,558	206,079
Mylan, Inc.*	4,075	198,982
Vertex Pharmaceuticals, Inc.*	2,733	193,277
Cigna Corp.	2,031	170,056
Catamaran Corp.*	3,216	143,948
Alexion Pharmaceuticals, Inc.*	936	142,394
Cerner Corp.*	2,367	133,144
Tenet Healthcare Corp.*	2,979	127,531
Zimmer Holdings, Inc.	1,317	124,562
Salix Pharmaceuticals Ltd.*	1,194	123,710
ResMed, Inc.	2,704	120,842
Total Health Care		6,775,173
Consumer Discretionary - 4.0%
Macy's, Inc.	7,647	453,390
Bed Bath & Beyond, Inc.*	4,429	304,715
Liberty Interactive Corp. — Class A*	10,391	299,988
Best Buy Company, Inc.	11,318	298,908

Series J (StylePlus–Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 25.9% (continued)
Consumer Discretionary - 4.0% (continued)
Scripps Networks Interactive, Inc. — Class A	3,915	$297,188
Delphi Automotive plc	4,296	291,526
Harley-Davidson, Inc.	4,236	282,160
Omnicom Group, Inc.	3,374	244,953
Whirlpool Corp.	1,571	234,802
Dollar General Corp.*	3,934	218,258
VF Corp.	3,520	217,817
Coach, Inc.	3,822	189,801
Discovery Communications, Inc. — Class A*	2,277	188,308
The Gap, Inc.	4,602	184,356
Nordstrom, Inc.	2,839	177,296
Wynn Resorts Ltd.	706	156,838
International Game Technology	10,618	149,289
Ross Stores, Inc.	2,058	147,250
Interpublic Group of Companies, Inc.	8,453	144,884
Charter Communications, Inc. — Class A*	1,163	143,281
Wyndham Worldwide Corp.	1,929	141,261
Starwood Hotels & Resorts Worldwide, Inc.	1,584	126,086
Dillard's, Inc. — Class A	1,363	125,941
Lear Corp.	1,498	125,413
Genuine Parts Co.	1,440	125,064
Expedia, Inc.	1,713	124,192
L Brands, Inc.	2,171	123,248
Newell Rubbermaid, Inc.	4,120	123,188
Dollar Tree, Inc.*	2,344	122,310
Cablevision Systems Corp. — Class A	7,201	121,481
Darden Restaurants, Inc.	2,339	118,728
Jarden Corp.*	1,961	117,327
Netflix, Inc.*	295	103,849
Total Consumer Discretionary		6,223,096
Consumer Staples - 3.1%
Kroger Co.	14,703	641,786
ConAgra Foods, Inc.	17,662	548,053
Lorillard, Inc.	8,056	435,668
Coca-Cola Enterprises, Inc.	8,502	406,056
JM Smucker Co.	3,927	381,862
Whole Foods Market, Inc.	7,362	373,327
Kellogg Co.	5,758	361,084
Dr Pepper Snapple Group, Inc.	5,820	316,957
Campbell Soup Co.	6,197	278,121
Clorox Co.	3,124	274,943
Hershey Co.	2,185	228,114
Constellation Brands, Inc. — Class A*	2,434	206,817
Mead Johnson Nutrition Co. — Class A	1,506	125,209
Brown-Forman Corp. — Class B	1,373	123,144
Ingredion, Inc.	1,804	122,816
Total Consumer Staples		4,823,957
Energy - 2.3%
Pioneer Natural Resources Co.	3,255	609,140
Cabot Oil & Gas Corp.	9,925	336,258
Equities Corp.	3,138	304,292
Concho Resources, Inc.*	2,121	259,823
Noble Energy, Inc.	3,643	258,799
Southwestern Energy Co.*	5,609	258,070
FMC Technologies, Inc.*	4,737	247,697
Cameron International Corp.*	3,776	233,244
CVR Energy, Inc.	4,862	205,420
SM Energy Co.	2,803	199,826
Range Resources Corp.	2,328	193,154
Oceaneering International, Inc.	2,049	147,241
Kosmos Energy Ltd.*	12,134	133,474
ONEOK, Inc.	2,110	125,018
QEP Resources, Inc.	3,781	111,313
Total Energy		3,622,769
Financials - 0.5%
Crown Castle International Corp.	7,042	519,558
IntercontinentalExchange Group, Inc.	949	187,741
Total Financials		707,299
Telecommunication Services - 0.3%
SBA Communications Corp. — Class A*	4,409	401,043
Intelsat S.A.*	6,578	123,140
Total Telecommunication Services		524,183
Materials - 0.1%
Packaging Corporation of America	1,776	124,977
Total Common Stocks
(Cost $38,003,772)		40,526,524
EXCHANGE TRADED FUNDS†,4 - 5.7%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	112,800	3,079,440
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	112,900	3,051,687
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	103,100	2,837,312
Total Exchange Traded Funds
(Cost $8,855,292)		8,968,439
MUTUAL FUNDS†,4 - 25.6%
Guggenheim Variable Insurance Strategy Fund III	700,352	17,487,796
Guggenheim Strategy Fund I	680,000	16,993,200
Floating Rate Strategies Fund Institutional Class	103,147	2,773,634
Macro Opportunities Fund Institutional Class	100,515	2,727,968
Total Mutual Funds
(Cost $40,080,384)		39,982,598
SHORT TERM INVESTMENTS† - 1.3%
Dreyfus Treasury Prime Cash Management Fund	2,088,844	2,088,844
Total Short Term Investments
(Cost $2,088,844)		2,088,844

Series J (StylePlus–Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 28.2%
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	$1,942,489	$1,908,690
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/37[1]	1,963,641	1,815,039
Garrison Funding Ltd.
2013-2A, 2.13% due 09/25/23[1,2]	1,570,000	1,562,307
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/37[1]	1,452,018	1,385,160
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	1,015,230	995,332
2006-1A, 1.06% due 02/01/22[1,2]	400,000	364,240
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	1,397,464	1,317,244
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.25% due 10/25/36[1]	1,246,343	1,229,031
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	1,243,573	1,225,665
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/22[1,2]	1,200,000	1,174,680
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	1,200,000	1,173,840
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21†††,1,2	1,100,000	1,100,000
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,2	850,000	841,670
2014-1A, 2.25% due 10/15/23†††,1,2	250,000	250,000
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41†††,1,2	1,156,752	1,090,123
Halcyon Structured Asset Management Long Secured/Short Unsecured Ltd.
2007-2A, 3.99% due 10/29/21[1,2]	1,100,000	1,084,820
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/22[1,2]	600,000	585,060
2006-1A, 0.50% due 03/30/22[1,2]	497,697	495,209
ALM VII R-2 Ltd.
2013-7R2A, 2.84% due 04/24/24[1,2]	1,100,000	1,079,430
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/35[1]	1,059,097	1,043,842
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,2]	1,040,000	1,024,400
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	1,146,781	1,002,415
Symphony CLO IX, LP
2012-9A, 3.49% due 04/16/22[1,2]	500,000	502,650
2012-9A, 2.74% due 04/16/22[1,2]	500,000	499,500
KKR Financial CLO Ltd.
2007-1A, 2.49% due 05/15/21[1,2]	950,000	913,520
Black Diamond CLO Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	900,000	879,660
Wells Fargo Home Equity Asset-Backed Securities Trust
2006-3, 0.30% due 01/25/37[1]	937,324	851,892
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	900,000	814,440
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.62% due 04/17/21[1,2]	850,000	789,480
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	789,120	755,921
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/21[1,2]	750,000	741,000
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	705,500	704,089
Race Point CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	700,000	702,310
Hewett's Island CDO Ltd.
2007-6A, 2.49% due 06/09/19[1,2]	700,000	682,780
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,2]	684,429	659,242
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.63% due 04/29/19[1,2]	700,000	648,760
TICC CLO LLC
2011-1A, 2.49% due 07/25/21[1,2]	650,000	647,855
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.54% due 12/20/18[1,2]	633,292	629,555
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,2]	650,000	621,725

Series J (StylePlus–Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 28.2% (continued)
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	$600,000	$601,226
H2 Asset Funding Ltd.
2014-1, 2.15% due 03/19/37	600,000	600,600
OFSI Fund V Ltd.
2013-5A, 3.44% due 04/17/25[1,2]	600,000	600,000
Golub Capital Partners CLO Ltd.
2014-18A, 2.73% due 04/25/26†††,1,2	590,000	590,295
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[2]	571,667	573,397
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.24% due 08/15/23[1,2]	500,000	498,900
Ares XVI CLO Ltd.
2011-16A, 3.54% due 05/17/21[1,2]	500,000	498,700
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	533,645	496,688
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[1,2]	500,000	468,350
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/41†††,1,2	500,000	465,050
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	442,961	452,186
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	419,014	417,757
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	400,000	398,200
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	383,229	364,566
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/22[1,2]	367,710	361,790
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/21[1,2]	300,000	286,440
Riverside Park CLO Ltd.
2011-1A, 2.99% due 09/27/21[1,2]	250,000	245,300
Textainer Marine Containers Ltd.
2012-1A, 4.21% due 04/15/27[2]	242,500	242,723
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,2]	66,583	65,451
Total Asset Backed Securities
(Cost $43,845,752)		44,020,195
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.6%
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1,3.01% due 12/15/28†††,1,2	1,250,000	1,253,750
Boca Hotel Portfolio Trust
2013-BOCA,3.21% due 08/15/26[1,2]	1,250,000	1,251,685
Hilton USA Trust
2013-HLF,2.91% due 11/05/30[1,2]	1,100,000	1,102,072
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	1,016,329	940,002
COMM Mortgage Trust
2007-FL14,0.91% due 06/15/22[1,2]	880,738	869,260
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.24% due 06/15/20[1,2]	827,147	819,666
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,5.72% due 09/10/47[1,2]	713,200	732,993
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	841,833	707,299
Banc of America Large Loan Trust
2007-BMB1,1.26% due 08/15/29[1,2]	650,000	646,153
GCCFC Commercial Mortgage Trust
2006-FL4A,0.38% due 11/05/21[1,2]	363,261	361,944
Total Collateralized Mortgage Obligations
(Cost $8,598,725)		8,684,824
CORPORATE BONDS†† - 3.4%
Financials - 1.5%
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	1,110,000	1,117,116
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17[2]	920,000	929,200
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	285,000	286,425
Total Financials		2,332,741
Telecommunication Services - 0.6%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	900,000	915,750
Industrials - 0.4%
International Lease Finance Corp.
2.18% due 06/15/16[1]	520,000	523,900

Series J (StylePlus–Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
CORPORATE BONDS†† - 3.4% (continued)
Industrials - 0.4% (continued)
Victor Technologies Group, Inc.
9.00% due 12/15/17	$118,000	$126,555
Total Industrials		650,455
Materials - 0.3%
Anglo American Capital plc
9.38% due 04/08/14[2]	470,000	470,587
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	400,000	439,000
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	230,000	241,500
Consumer Discretionary - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	200,000	210,250
Total Corporate Bonds
(Cost $5,231,115)		5,260,283
SENIOR FLOATING RATE INTERESTS†† - 3.3%
Industrials - 1.3%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,250,550	1,278,300
Thermasys Corp.
5.25% due 05/03/19	533,250	530,584
Total Industrials		1,808,884
Financials - 0.8%
National Financial Partners
5.25% due 07/01/20	1,022,288	1,027,082
First Data Corp.
4.15% due 03/23/18	100,000	100,167
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	98,997	98,956
Knight/Getco
5.75% due 12/05/17	82,243	82,346
Total Financials		1,308,551
Information Technology - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	847,000	848,414
Consumer Discretionary - 0.4%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	280,952	282,470
Go Daddy Operating Company LLC
4.00% due 12/17/18	166,513	166,846
Sears Holdings Corp.
5.50% due 06/30/18	159,600	160,278
Total Consumer Discretionary		609,594
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	516,100	517,777
Total Senior Floating Rate Interests
(Cost $5,025,394)		5,093,220
MUNICIPAL BONDS†† - 0.1%
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	230,000	232,505
Total Municipal Bonds
(Cost $230,000)		232,505
Total Investments - 99.1%
(Cost $151,959,278)		$154,857,432
Other Assets & Liabilities, net - 0.9%		1,415,907
Total Net Assets - 100.0%		$156,273,339

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $549,440)	4	$1,747
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $93,225)	1	687
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $233,440)	2	(2,988)
(Total Aggregate Value of Contracts $876,105)		$(554)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. May 2014 Russell MidCap Growth Index Swap, Terminating 05/05/14[3] (Notional Value $114,299,502)	166,273	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.

Series J (StylePlus–Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)

†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $42,666,489 (cost $42,470,642), or 27.3% of total net assets.
[3]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
[4]	Affiliated funds — See Note 3.

plc — Public Limited Company

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 0.9%
Materials - 0.9%
Newmont Mining Corp.	12,909	$302,587
Total Common Stocks
(Cost $319,398)		302,587
PREFERRED STOCKS† - 3.2%
Seaspan Corp.
6.38% due 04/30/19*	14,000	350,000
Aspen Insurance Holdings Ltd.
5.95%[1,2]	10,000	248,100
Morgan Stanley
7.13%[1,2]	8,000	212,240
City National Corp.
6.75%[1,2]	4,000	110,840
Alm Loan Funding
0.00% due 06/20/23*,1	100	91,930
Total Preferred Stocks
(Cost $994,623)		1,013,110
EXCHANGE TRADED FUNDS† - 1.8%
iShares MSCI Spain Capped ETF	7,500	306,000
SPDR EURO STOXX 50 ETF	6,700	285,822
Total Exchange Traded Funds
(Cost $500,258)		591,822
MUTUAL FUNDS†,6 - 3.1%
Guggenheim Limited Duration Fund - Institutional Class	40,016	1,000,400
Total Mutual Funds
(Cost $1,000,000)		1,000,400
SHORT TERM INVESTMENTS† - 10.7%
Federated U.S. Treasury Cash Reserve Fund	3,414,652	3,414,652
Total Short Term Investments
(Cost $3,414,652)		3,414,652

	Face Amount
ASSET BACKED SECURITIES†† - 31.2%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CA, 0.60% due 07/10/17[1,3]	$725,962	702,730
Gramercy Real Estate CDO Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	653,894	559,668
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	495,350	500,304
Northwoods Capital VII Ltd.
2006-7A, 3.74% due 10/22/21[1,3]	250,000	242,275
2006-7A, 1.79% due 10/22/21[1,3]	200,000	191,300
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41†††,5	444,904	404,285
Cedar Woods CRE CDO Ltd.
0.42% due 07/25/51†††	408,426	333,439
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,3]	338,892	326,421
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	300,000	271,480
NewStar Commercial Loan Trust
2006-1A, 0.91% due 03/30/22[1,3]	275,000	265,430
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	300,000	257,944
Salus CLO 2012-1 Ltd.
2013-1AN, 6.99% due 03/05/21†††,1,3	250,000	250,475
Newstar Commercial Loan Funding LLC
2013-1A, 5.53% due 09/20/23[1,3]	250,000	249,350
COA Summit CLO Limited
2014-1A, 4.09% due 04/20/23†††,1,3	250,000	249,050
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	250,000	248,875
Garrison Funding Ltd.
2013-2A, 4.98% due 09/25/23[1,3]	250,000	248,375
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[3]	243,490	247,434
Halcyon Structured Asset Management Long Secured/Short Unsecured Ltd.
2007-2A, 3.99% due 10/29/21[1,3]	250,000	246,550
Telos CLO Ltd.
2013-3A, 4.49% due 01/17/24[1,3]	250,000	245,875
KVK CLO Ltd.
2014-1A, 3.13% due 05/15/26[1,3]	250,000	244,875
Acis CLO Ltd.
2013-2, 4.09% due 10/14/22[1,3]	250,000	244,275
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46†††,1	284,298	240,573
Cerberus Onshore II CLO LLC
2014-1A, 4.25% due 10/15/23†††,1,3	250,000	238,775
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48†††,3	242,266	238,487
Black Diamond CLO Delaware Corp.
2005-2A, 2.03% due 01/07/18[1,3]	250,000	238,125
Battalion Clo Ltd.
2007-1A, 2.39% due 07/14/22†††,1,3	250,000	237,188
Jasper CLO Ltd.
2005-1A, 1.14% due 08/01/17[1,3]	250,000	234,444

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 31.2% (continued)
Kingsland III Ltd.
2006-3A, 1.84% due 08/24/21[1,3]	$250,000	$232,425
Kingsland IV Ltd.
2007-4A, 1.69% due 04/16/21†††,1,3	250,000	230,800
First Frankin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/36[1]	250,000	216,446
AMMC CDO
2012-11A, 0.00% due 10/30/23[3,7]	250,000	208,200
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[1]	183,100	158,625
New Century Home Equity Loan Trust Series
2004-4, 0.95% due 02/25/35[1]	90,094	81,761
2005-1, 0.87% due 03/25/35[1]	85,740	74,695
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	146,002	127,622
Park Place Securities Incorporated Series
2005-WHQ2, 0.61% due 05/25/35[1]	140,000	118,220
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/37[1,3]	125,000	113,235
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,3	95,845	95,414
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.99% due 11/05/41†††,1,3	100,000	90,850
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,3]	95,043	88,571
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% due 07/25/37[1,3]	87,655	73,326
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	72,114	67,120
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,3]	32,735	32,637
Total Asset Backed Securities
(Cost $9,911,285)		9,967,949
CORPORATE BONDS†† - 26.9%
Financials - 7.9%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19[3,8]	200,000	203,499
6.00% due 08/01/20[3]	100,000	106,000
EPR Properties
5.75% due 08/15/22[8]	250,000	264,872
ING US, Inc.
5.65% due 05/15/53[1,8]	250,000	248,500
Bank of America Corp.
5.20% due 12/29/49[1,2,8]	250,000	234,999
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2,8]	250,000	234,375
Fifth Third Bancorp
5.10% due 12/31/49[1,2,8]	250,000	230,000
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22[8]	200,000	185,500
6.50% due 08/01/18	25,000	25,125
Barclays plc
8.25% due 12/15/18[1,2]	100,000	105,000
M&T Bank Corp.
6.45% due 12/29/49[1,2,5]	100,000	103,750
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	100,000	101,500
Emigrant Bancorp, Inc.
6.25% due 06/15/14[3]	100,000	100,641
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	100,000	100,500
CICRMT 2014-A A
4.89% due 10/08/21	100,000	100,000
Prosight Global Inc.
7.50% due 11/20/20†††,5	100,000	98,910
American Equity Investment Life Holding Co.
6.63% due 07/15/21	50,000	53,313
Total Financials		2,496,484
Energy - 3.6%
Pacific Drilling S.A.
5.38% due 06/01/20[3,8]	250,000	248,125
Gibson Energy, Inc.
6.75% due 07/15/21[3,8]	200,000	214,500
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[3]	100,000	110,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	100,000	108,250
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21[3]	100,000	105,500
Bill Barrett Corp.
7.00% due 10/15/22	100,000	105,250
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/21[3]	100,000	105,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.13% due 03/01/22[3]	100,000	104,500

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
CORPORATE BONDS†† - 26.9% (continued)
Energy - 3.6% (continued)
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.38% due 06/01/20	$50,000	$56,125
Total Energy		1,157,250
Utilities - 2.7%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3,8]	250,000	266,875
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
4.75% due 11/15/21[8]	250,000	237,500
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	150,000	149,625
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
6.50% due 05/15/21	100,000	106,750
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/21[3]	100,000	104,000
Total Utilities		864,750
Consumer Staples - 2.7%
Vector Group Ltd.
7.75% due 02/15/21[8]	300,000	322,500
Harbinger Group, Inc.
7.88% due 07/15/19	200,000	219,500
Central Garden and Pet Co.
8.25% due 03/01/18[8]	200,000	206,250
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[3]	100,000	107,500
Total Consumer Staples		855,750
Materials - 2.3%
TPC Group, Inc.
8.75% due 12/15/20[3,8]	250,000	274,063
KGHM International Ltd.
7.75% due 06/15/19[3,8]	250,000	263,750
Pretium Packaging LLC / Pretium Finance, Inc.
11.50% due 04/01/16[8]	200,000	214,000
Total Materials		751,813
Telecommunication Services - 2.3%
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[3]	200,000	227,000
6.75% due 11/15/20[3,8]	200,000	211,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	125,000	134,219
UPCB Finance VI Ltd.
6.88% due 01/15/22[3]	100,000	109,000
Expo Event Transco, Inc.
9.00% due 06/15/21[3]	60,000	61,050
Total Telecommunication Services		742,769
Industrials - 2.0%
USG Corp.
5.88% due 11/01/21[3,8]	200,000	212,999
ADT Corp.
6.25% due 10/15/21[3,8]	150,000	154,125
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	100,000	109,250
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	95,000	99,988
Guitar Center, Inc.
6.50% due 04/15/19[3]	50,000	49,688
Total Industrials		626,050
Consumer Discretionary - 1.9%
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[3,8]	250,000	251,875
GRD Holdings III Corp.
10.75% due 06/01/19[3]	100,000	110,000
CPG Merger Sub LLC
8.00% due 10/01/21[3]	100,000	107,500
Laureate Education, Inc.
9.25% due 09/01/19[3]	90,000	95,850
MDC Partners, Inc.
6.75% due 04/01/20[3]	50,000	52,625
Total Consumer Discretionary		617,850
Information Technology - 1.5%
Audatex North America, Inc.
6.00% due 06/15/21[3,8]	250,000	266,875
Eagle Midco, Inc.
9.00% due 06/15/18[3]	100,000	105,000
IAC
4.88% due 11/30/18	100,000	104,375
Total Information Technology		476,250
Total Corporate Bonds
(Cost $8,483,901)		8,588,966
SENIOR FLOATING RATE INTERESTS†† - 24.4%
Industrials - 7.7%
Rise Ltd.
4.74% due 02/12/39	497,396	501,126
AABS Ltd.
4.87% due 01/15/38†††	463,542	467,017

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 24.4% (continued)
Industrials - 7.7% (continued)
Travelport Holdings Ltd.
6.25% due 06/26/19	$297,750	$304,357
Emerald Expositions
5.50% due 06/17/20	248,126	249,781
Power Borrower, LLC
8.25% due 11/06/20	125,000	123,750
4.25% due 05/06/20	116,181	115,504
Thermasys Corp.
5.25% due 05/03/19	123,438	122,820
Mitchell International, Inc.
8.50% due 10/11/21	100,000	102,125
MRC Global, Inc.
4.75% due 11/08/19	99,500	100,640
Nord Anglia Education Finance LLC
4.50% due 03/19/21	100,000	99,875
syncreon
5.25% due 10/28/20	99,750	99,875
Multiplan, Inc.
4.00% due 03/31/21	100,000	99,750
NaNa Development Corp.
8.00% due 03/15/18	80,000	79,200
Total Industrials		2,465,820
Consumer Discretionary - 4.5%
Ollies Bargain Outlet
5.25% due 09/28/19	248,116	247,186
Lions Gate Entertainment Corp.
5.00% due 07/19/20	200,000	203,500
ValleyCrest Companies LLC
5.50% due 06/13/19	198,500	199,989
Horseshoe Baltimore
8.25% due 07/02/20	125,000	130,000
Fleetpride Corp.
5.25% due 11/19/19	118,797	117,134
Sears Holdings Corp.
5.50% due 06/30/18	99,750	100,174
Neiman Marcus Group, Inc.
4.25% due 10/25/20	99,750	100,009
Men's Wearhouse
7.75% due 03/11/15†††,5	100,000	100,000
NES Global Talent
6.50% due 10/03/19	99,375	99,375
Go Daddy Operating Company LLC
4.00% due 12/17/18	98,482	98,679
William Morris Endeavor
8.25% due 03/21/22	50,000	50,407
Total Consumer Discretionary		1,446,453
Financials - 3.5%
First Data Corp.
4.15% due 03/23/18	250,000	250,418
American Stock Transfer & Trust
5.75% due 06/26/20	194,293	194,940
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	148,875	149,247
Magic Newco, LLC
12.00% due 06/12/19	125,000	143,125
RCS Capital
6.50% due 03/29/19	100,000	100,500
Transunion Holding Co.
4.00% due 03/19/21	100,000	100,167
National Financial Partners
5.25% due 07/01/20	99,251	99,717
HDV Holdings
5.75% due 12/18/18	98,125	97,389
Total Financials		1,135,503
Information Technology - 3.5%
EIG Investors Corp.
5.00% due 11/09/19	247,503	248,741
Deltek, Inc.
4.50% due 10/10/18	197,995	198,985
Active Network, Inc., The
5.50% due 11/13/20	99,750	100,561
P2 Energy Solutions
5.00% due 10/30/20	99,750	100,498
Applied Systems, Inc.
4.25% due 01/25/21	99,750	99,999
LANDesk Group, Inc.
5.00% due 02/25/20	99,500	99,531
Greenway Medical Technologies
6.00% due 11/04/20	99,750	99,127
Aspect Software, Inc.
7.25% due 05/07/16	96,250	97,453
SumTotal Systems
6.25% due 11/16/18	65,568	65,158
Total Information Technology		1,110,053
Consumer Staples - 1.9%
Grocery Outlet, Inc.
5.50% due 12/17/18	198,147	198,519
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	189,502	189,739
Performance Food Group
6.25% due 11/14/19	124,063	125,716
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	99,248	98,256
Total Consumer Staples		612,230
Telecommunication Services - 1.1%
Avaya, Inc.
6.50% due 03/31/18	247,107	247,364
Cengage Learning Acquisitions, Inc.
7.00% due 03/06/20	100,000	101,042
Total Telecommunication Services		348,406
Health Care - 0.7%
Learning Care Group (US), Inc.
5.75% due 05/08/19	124,063	124,451
Nextech Systems LLC
6.00% due 10/28/18†††,5	98,750	96,775
Total Health Care		221,226
Materials - 0.6%
Oxbow Carbon
8.00% due 01/19/20	100,000	102,000

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 24.4% (continued)
Materials - 0.6% (continued)
Royal Adhesives and Sealants
5.50% due 07/31/18	$98,933	$100,109
Total Materials		202,109
Energy - 0.6%
Atlas Energy LP
6.50% due 07/31/19	99,500	102,112
Ocean Rig ASA
6.00% due 03/31/21	75,215	76,547
Total Energy		178,659
Utilities - 0.3%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	97,500	100,425
Total Senior Floating Rate Interests
(Cost $7,757,229)		7,820,884
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.9%
Lehman XS Trust Series
2006-16N,0.34% due 11/25/46[1]	291,595	237,585
2005-7N,0.42% due 12/25/35[1]	245,914	231,806
Nomura Resecuritization Trust
2012-1R,0.60% due 08/27/47[1,3]	366,156	337,341
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,3]	362,975	335,715
CSMC Trust 2014-SURF
3.26% due 02/15/29[1,3]	250,000	250,500
Washington Mutual Mortgage Pass-Through Certificates
2006-AR9,0.97% due 11/25/46[1]	372,223	247,830
IndyMac INDX Mortgage Loan Trust
2006-AR4,0.36% due 05/25/46[1]	275,385	234,400
American Home Mortgage Assets Trust
2006-4,0.34% due 10/25/46[1]	328,855	219,154
GreenPoint Mortgage Funding Trust
2006-AR1,0.44% due 02/25/36[1]	257,462	205,228
Bear Stearns Mortgage Funding Trust
2007-AR5,0.32% due 06/25/47[1]	243,205	195,700
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,5.72% due 09/10/47[1,3]	160,470	164,923
Structured Asset Mortgage Investments II Trust
2006-AR1,0.38% due 02/25/36[1]	128,946	109,682
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	138,633	106,593
Washington Mutual Mortgage Pass-Through Certificates
2007-OA4,0.89% due 04/25/47[1]	135,414	101,135
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.86% due 06/15/20[1,3]	97,374	95,226
First Horizon Alternative Mortgage Securities Trust
2006-FA1,5.75% due 04/25/36	104,857	92,874
Total Collateralized Mortgage Obligations
(Cost $3,153,459)		3,165,692
MUNICIPAL BONDS†† - 0.7%
Michigan - 0.7%
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/16	110,000	110,477
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	100,000	101,089
Total Michigan		211,566
Total Municipal Bonds
(Cost $210,110)		211,566
MORTGAGE BACKED SECURITIES†† - 0.8%
Fannie Mae[4]
2013-52, 3.00% due 06/25/43	115,827	93,519
2013-54, 3.00% due 06/25/43	111,803	89,784
Freddie Mac[4]
2013-4204, 3.00% due 05/15/43	97,014	73,553
Total Mortgage Backed Securities
(Cost $314,001)		256,856

	Contracts
OPTIONS PURCHASED† - 0.1%
Call options on:
June 2014 U.S. Dollar/Turkish Lira Expiring June 2014 with strike price of $2.28	3,300,000	35,122
Total Options Purchased
(Cost $47,850)		35,122
Total Investments - 113.7%
(Cost $36,106,766)		$36,369,606
Other Assets & Liabilities, net - (13.7)%		(4,375,147)
Total Net Assets - 100.0%		$31,994,459

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Units	Unrealized Gain (Loss)
OTC CURRENCY FUTURES SWAP AGREEMENTS††
Bank of America June 2014 U.S. Dollar Index Futures Swap, Terminating 06/16/14 (Notional Value $481,530)	6	$3,126

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America May 2014 S&P 1500 Education Services Sub-Industry Index Swap, Terminating 05/05/14 (Notional Value $938,322)	15,966	$80,010
Bank of America April 2014 S&P 500 Homebuilding Index Swap, Terminating 04/11/14 (Notional Value $188,634)	331	(2,452)
(Total Notional Value $1,126,956)		$77,558

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Depreciation
Merrill Lynch	Receive	3-Month USD-LIBOR	2.70%	07/05/23	$50,000	$(90)	$(90)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.56%	07/05/18	850,000	(3,315)	(3,315)
							$(3,405)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $12,715,524 (cost $12,502,257), or 39.7% of total net assets.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Illiquid security.
[6]	Affiliated fund — See Note 3.
[7]	Zero coupon rate security.
[8]	Security or a portion thereof is held as collateral for reverse repurchase agreements.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 62.9%
iShares Core Total US Bond Market ETF	95,665	$10,327,037
SPDR S&P 500 ETF Trust	46,804	8,754,220
Vanguard S&P 500 ETF	50,892	8,720,344
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,517	5,090,183
iShares Core S&P Mid-Capital ETF	30,747	4,226,483
iShares MSCI EAFE ETF	37,530	2,520,890
iShares Core S&P 500 ETF	2	376
Total Exchange Traded Funds
(Cost $33,132,899)		39,639,533
SHORT TERM INVESTMENTS† - 35.5%
Dreyfus Treasury Prime Cash Management Fund	22,350,721	22,350,721
Total Short Term Investments
(Cost $22,350,721)		22,350,721
Total Investments - 98.4%
(Cost $55,483,620)		$61,990,254
Other Assets & Liabilities, net - 1.6%		1,028,553
Total Net Assets - 100.0%		$63,018,807

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $7,673,535)	81	$247,330
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $6,059,625)	65	35,300
June 2014 DAX Index Futures Contracts†† (Aggregate Value of Contracts $330,216)	1	10,210
April 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $181,732)	3	3,864
June 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $125,110)	1	1,093
June 2014 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $74,250)	1	(1,929)
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,567,840)	22	(40,335)
(Total Aggregate Value of Contracts $17,012,308)		$255,533
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $184,480)	2	$5,955
June 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $172,188)	1	(1,596)
June 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $242,300)	2	(2,824)
(Total Aggregate Value of Contracts $598,968)		$1,535
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2014 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $5,928,188)	27	$(7,618)
June 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $9,509,500)	77	(61,348)
(Total Aggregate Value of Contracts $15,437,688)		$(68,966)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $180,600)	2	$(265)
June 2014 British Pound Futures Contracts (Aggregate Value of Contracts $104,138)	1	(371)
(Total Aggregate Value of Contracts $284,738)		$(636)
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $148,383)	1	$(1,248)
June 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $328,082)	3	(1,829)
April 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $285,658)	2	(5,166)
(Total Aggregate Value of Contracts $762,123)		$(8,243)

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 96.4%
Financials - 25.7%
Wells Fargo & Co.	102,633	$5,104,964
JPMorgan Chase & Co.	60,650	3,682,062
American International Group, Inc.	67,292	3,365,273
Hanover Insurance Group, Inc.	44,320	2,723,020
Citigroup, Inc.	55,750	2,653,700
Allstate Corp.	42,470	2,402,953
Bank of New York Mellon Corp.	62,290	2,198,214
Reinsurance Group of America, Inc. — Class A	26,545	2,113,779
American Financial Group, Inc.	23,270	1,342,912
Bank of America Corp.	77,670	1,335,924
Aon plc	14,050	1,184,134
Home Loan Servicing Solutions Ltd.	49,192	1,062,547
Franklin Resources, Inc.	19,570	1,060,303
CME Group, Inc. — Class A	12,920	956,209
SLM Corp.	34,870	853,618
WR Berkley Corp.	17,890	744,582
Endurance Specialty Holdings Ltd.	13,640	734,241
U.S. Bancorp	16,697	715,633
Huntington Bancshares, Inc.	61,170	609,864
Alexandria Real Estate Equities, Inc.	8,170	592,815
BioMed Realty Trust, Inc.	27,420	561,836
SVB Financial Group*	3,860	497,091
Wintrust Financial Corp.	8,780	427,235
Popular, Inc.*	13,480	417,745
First Niagara Financial Group, Inc.	41,300	390,285
Zions Bancorporation	11,800	365,564
City National Corp.	4,550	358,176
Ocwen Financial Corp.*	8,660	339,299
First Midwest Bancorp, Inc.	18,845	321,873
FirstMerit Corp.	15,254	317,741
Employers Holdings, Inc.	14,620	295,763
Hancock Holding Co.	134	4,911
Redwood Trust, Inc.	97	1,967
Total Financials		39,736,233
Energy - 14.7%
Cameco Corp.	165,150	3,781,935
Chevron Corp.	22,460	2,670,719
Whiting Petroleum Corp.*	34,800	2,414,772
Apache Corp.	28,310	2,348,315
Halliburton Co.	38,540	2,269,620
Phillips 66	22,440	1,729,226
Patterson-UTI Energy, Inc.	39,980	1,266,566
Marathon Oil Corp.	34,900	1,239,648
Exxon Mobil Corp.	11,020	1,076,434
Superior Energy Services, Inc.	31,580	971,401
Suncor Energy, Inc.	23,040	805,478
ConocoPhillips	8,140	572,649
Oasis Petroleum, Inc.*	13,520	564,190
C&J Energy Services, Inc.*	15,450	450,522
Resolute Energy Corp.*	57,810	416,232
Total Energy		22,577,707
Industrials - 12.6%
Parker Hannifin Corp.	24,470	2,929,304
United Technologies Corp.	23,750	2,774,950
Republic Services, Inc. — Class A	77,100	2,633,736
Quanta Services, Inc.*	65,850	2,429,865
Covanta Holding Corp.	110,070	1,986,764
Orbital Sciences Corp.*	48,821	1,362,106
URS Corp.	26,490	1,246,619
Navigant Consulting, Inc.*	58,500	1,091,610
Aegion Corp. — Class A*	42,010	1,063,273
General Cable Corp.	24,137	618,149
ICF International, Inc.*	11,100	441,891
Towers Watson & Co. — Class A	2,346	267,561
Saia, Inc.*	4,685	179,014
United Stationers, Inc.	4,320	177,422
AZZ, Inc.	3,900	174,252
Total Industrials		19,376,516
Information Technology - 10.3%
Computer Sciences Corp.	80,520	4,897,226
TE Connectivity Ltd.	43,580	2,623,952
Cisco Systems, Inc.	112,290	2,516,419
IXYS Corp.	176,300	2,001,005
Maxwell Technologies, Inc.*	68,700	887,604
FLIR Systems, Inc.	18,143	653,148
QUALCOMM, Inc.	7,100	559,906
NetApp, Inc.	13,970	515,493
Semtech Corp.*	17,140	434,328
RF Micro Devices, Inc.*	52,350	412,518
Liquidity Services, Inc.*	11,040	287,592
Integrated Device Technology, Inc.*	7,836	95,834
Total Information Technology		15,885,025
Consumer Staples - 8.3%
CVS Caremark Corp.	51,720	3,871,758
Wal-Mart Stores, Inc.	31,750	2,426,653
Bunge Ltd.	29,100	2,313,741
Mondelez International, Inc. — Class A	53,700	1,855,335
Kraft Foods Group, Inc.	17,900	1,004,190
Hormel Foods Corp.	18,480	910,510
Ingredion, Inc.	5,610	381,929
Total Consumer Staples		12,764,116
Consumer Discretionary - 7.8%
Time Warner, Inc.	46,886	3,063,062
Lowe's Companies, Inc.	43,550	2,129,595
DeVry Education Group, Inc.	28,700	1,216,593
PulteGroup, Inc.	46,610	894,445
Brown Shoe Company, Inc.	29,722	788,822
DR Horton, Inc.	33,930	734,585
Kohl's Corp.	9,790	556,072
Scholastic Corp.	14,500	499,960
Cabela's, Inc.*	7,360	482,154
Gentex Corp.	14,970	472,004
Jones Group, Inc.	29,473	441,211
Guess?, Inc.	13,843	382,067
Chico's FAS, Inc.	22,740	364,522
Total Consumer Discretionary		12,025,092
Health Care - 7.0%
MEDNAX, Inc.*	35,000	2,169,300
Aetna, Inc.	27,870	2,089,413
Teva Pharmaceutical Industries Ltd. ADR	35,620	1,882,161
Pfizer, Inc.	41,590	1,335,871
UnitedHealth Group, Inc.	14,290	1,171,637
Kindred Healthcare, Inc.	29,594	693,091
Hologic, Inc.*	24,443	525,525
Alere, Inc.*	12,771	438,684
Edwards Lifesciences Corp.*	4,020	298,163

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Health Care - 7.0% (continued)
Universal Health Services, Inc. — Class B	1,480	$121,464
Total Health Care		10,725,309
Materials - 6.0%
Dow Chemical Co.	53,400	2,594,705
Owens-Illinois, Inc.*	47,630	1,611,323
Sonoco Products Co.	29,900	1,226,498
Coeur Mining, Inc.*	115,023	1,068,564
Royal Gold, Inc.	9,311	583,055
Berry Plastics Group, Inc.*	21,920	507,448
Potash Corporation of Saskatchewan, Inc.	13,530	490,057
Landec Corp.*	36,480	407,117
Olin Corp.	13,436	370,968
Allied Nevada Gold Corp.*	68,500	295,235
Total Materials		9,154,970
Utilities - 3.6%
Edison International	58,310	3,300,930
Black Hills Corp.	13,950	804,217
Great Plains Energy, Inc.	23,922	646,851
MDU Resources Group, Inc.	13,819	474,130
Westar Energy, Inc.	8,120	285,499
Total Utilities		5,511,627
Telecommunication Services - 0.4%
Windstream Holdings, Inc.	80,380	662,331
Total Common Stocks
(Cost $108,308,503)		148,418,926
WARRANTS† - 0.2%
American International Group, Inc.
$45.00, 01/19/21*	12,040	246,098
Total Warrants
(Cost $226,617)		246,098
SHORT TERM INVESTMENTS† - 3.5%
Dreyfus Treasury Prime Cash Management Fund	5,314,764	5,314,764
Total Short Term Investments
(Cost $5,314,764)		5,314,764
Total Investments - 100.1%
(Cost $113,849,884)		$153,979,788
Other Assets & Liabilities, net - (0.1)%		(205,817)
Total Net Assets - 100.0%		$153,773,971

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR — American Depositary Receipt

plc — Public Limited Company

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 1.0%
Energy - 0.4%
Stallion Oilfield Holdings Ltd.*,††	19,265	$520,155
Financials - 0.3%
CIT Group, Inc.[8]	7,613	373,189
Leucadia National Corp.	247	6,916
Adelphia Recovery Trust*,†††,8	5,270	53
Total Financials		380,158
Consumer Discretionary - 0.3%
Sonic Automotive, Inc. — Class A	15,103	339,516
Aimia, Inc.	5	80
MEDIQ, Inc.*,†††	92	1
Total Consumer Discretionary		339,597
Consumer Staples - 0.0%
Crimson Wine Group Ltd.*	24	212
Industrials - 0.0%
Delta Air Lines, Inc.	1	35
Chorus Aviation, Inc.	3	10
Total Industrials		45
Total Common Stocks
(Cost $837,375)		1,240,167
PREFERRED STOCKS† - 3.1%
Seaspan Corp.
6.38% due 04/30/19*	60,000	1,500,000
Kemper Corp.
7.38% due 02/27/54	39,000	1,003,860
Aspen Insurance Holdings Ltd.
5.95% due [1,2]	30,000	744,300
Citigroup Capital XIII
7.88% due 10/30/40[1]	25,000	693,500
U.S. Shipping Corp. *,†††	24,529	19,623
Total Preferred Stocks
(Cost $4,480,056)		3,961,283
SHORT TERM INVESTMENTS† - 6.1%
Dreyfus Treasury Prime Cash Management Fund	7,919,980	7,919,980
Total Short Term Investments
(Cost $7,919,980)		7,919,980

	Face Amount
CORPORATE BONDS†† - 83.5%
Consumer Discretionary - 13.3%
GRD Holdings III Corp.
10.75% due 06/01/19[3,7]	$1,800,000	1,979,999
MDC Partners, Inc.
6.75% due 04/01/20[3]	1,850,000	1,947,125
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]	1,500,000	1,672,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22[7]	1,420,000	1,551,350
Laureate Education, Inc.
9.25% due 09/01/19[3]	1,290,000	1,373,850
Sabre GLBL, Inc.
8.50% due 05/15/19[3]	1,100,000	1,215,500
WMG Acquisition Corp.
11.50% due 10/01/18	480,000	545,520
6.00% due 01/15/21[3]	450,000	469,125
Travelport LLC / Travelport Holdings, Inc.
13.88% due 03/01/16[3]	770,657	813,043
Stanadyne Corp.
10.00% due 08/15/14	785,000	782,056
CPG Merger Sub LLC
8.00% due 10/01/21[3]	700,000	752,500
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[3]	550,000	595,374
Sirius XM Holdings, Inc.
5.88% due 10/01/20[3]	550,000	578,875
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	500,000	526,250
Vail Resorts, Inc.
6.50% due 05/01/19	450,000	473,063
Dufry Finance SCA
5.50% due 10/15/20[3]	450,000	468,792
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20[3]	400,000	410,500
Whirlpool Corp.
2.40% due 03/01/19	300,000	297,499
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.50% due 10/01/18	253,000	268,813
Stanadyne Holdings, Inc.
11.99% due 02/15/15[4]	225,000	169,875
Gibson Brands, Inc.
8.88% due 08/01/18[3]	150,000	159,750
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[3]	100,000	100,750
Total Consumer Discretionary		17,152,109
Energy - 12.9%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[7]	1,550,000	1,677,874
8.63% due 10/15/20	250,000	273,438
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[3]	1,500,000	1,631,250
Bill Barrett Corp.
7.00% due 10/15/22[7]	1,250,000	1,315,625
7.63% due 10/01/19	200,000	216,750
Gibson Energy, Inc.
6.75% due 07/15/21[3,7]	1,400,000	1,501,499

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
CORPORATE BONDS†† - 83.5% (continued)
Energy - 12.9% (continued)
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	$1,215,000	$1,318,275
SandRidge Energy, Inc.
8.75% due 01/15/20[7]	900,000	969,750
7.50% due 03/15/21	250,000	266,875
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/21[3]	1,150,000	1,207,500
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	800,000	884,000
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21[3]	709,000	747,995
Precision Drilling Corp.
6.63% due 11/15/20	600,000	642,000
Unit Corp.
6.63% due 05/15/21	600,000	636,000
Ultra Petroleum Corp.
5.75% due 12/15/18[3]	600,000	630,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[3]	550,000	605,000
SESI LLC
7.13% due 12/15/21	500,000	557,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.13% due 03/01/22[3]	500,000	522,500
Rosetta Resources, Inc.
5.88% due 06/01/22	350,000	357,875
Pacific Drilling S.A.
5.38% due 06/01/20[3]	325,000	322,563
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	150,000	165,000
IronGate Energy Services LLC
11.00% due 07/01/18[3]	125,000	124,375
SemGroup, LP
8.75% due 11/15/15†††,8	1,700,000	–
Total Energy		16,573,644
Industrials - 12.4%
Guitar Center, Inc.
6.50% due 04/15/19[3]	1,500,000	1,490,624
Deutsche Raststatten
6.75% due 12/30/20	900,000	1,351,804
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.13% due 04/15/19	500,000	528,750
6.88% due 02/15/21	400,000	432,000
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	860,000	905,150
Virgin Media Finance plc
6.38% due 04/15/23[3]	800,000	848,000
CEVA Group plc
9.00% due 09/01/21[3]	400,000	409,000
7.00% due 03/01/21[3]	400,000	407,000
ADT Corp.
6.25% due 10/15/21[3]	700,000	719,250
4.13% due 04/15/19	50,000	49,610
FTI Consulting, Inc.
6.00% due 11/15/22	750,000	765,000
Odebrecht Offshore Drilling Finance Ltd.
6.63% due 10/01/22[3]	650,000	672,750
Amsted Industries, Inc.
5.00% due 03/15/22[3]	650,000	653,250
Ultra Resources, Inc.
4.51% due 10/12/20†††,8	600,000	558,660
Briggs & Stratton Corp.
6.88% due 12/15/20[7]	500,000	555,000
HCA, Inc.
3.75% due 03/15/19	350,000	351,313
5.00% due 03/15/24	200,000	200,375
WMG Acquisition Corp.
6.75% due 04/15/22[3]	550,000	550,000
Building Materials Corporation of America
6.75% due 05/01/21[3]	500,000	542,500
Virgin Media Secured Finance plc
6.50% due 01/15/18	500,000	518,125
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/19[3]	500,000	516,250
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	400,000	433,000
Level 3 Financing, Inc.
6.13% due 01/15/21[3]	400,000	422,000
Nissan Motor Acceptance Corp.
2.35% due 03/04/19[3]	400,000	397,574
CSC Holdings LLC
7.63% due 07/15/18	300,000	348,750
USG Corp.
5.88% due 11/01/21[3]	300,000	319,500
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22[3]	300,000	306,750
Travelport LLC
11.88% due 09/01/16	300,000	306,000
Audatex North America, Inc.
6.13% due 11/01/23[3]	200,000	212,750
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[3]	200,000	200,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
CORPORATE BONDS†† - 83.5% (continued)
Industrials - 12.4% (continued)
International Lease Finance Corp.
8.25% due 12/15/20	$100,000	$120,949
Total Industrials		16,092,184
Financials - 11.1%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[3]	1,350,000	1,431,000
5.88% due 02/01/22[3]	350,000	355,250
4.88% due 03/15/19[3]	200,000	203,500
Credit Acceptance Corp.
6.13% due 02/15/21[3]	1,750,000	1,819,999
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	1,650,000	1,658,250
Lancashire Holdings Ltd.
5.70% due 10/01/22[3]	1,260,000	1,296,334
Kennedy-Wilson, Inc.
8.75% due 04/01/19	1,150,000	1,256,375
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	1,100,000	1,105,500
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	900,000	895,500
American Equity Investment Life Holding Co.
6.63% due 07/15/21[7]	700,000	746,375
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[3]	650,000	678,438
AIA Group Ltd.
2.25% due 03/11/19[3]	650,000	642,444
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]	600,000	636,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[3]	455,000	477,750
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[3]	200,000	334,044
Majid AL Futtaim Holding
7.12% due 12/31/49	300,000	321,648
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	300,000	304,500
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3]	225,000	239,625
Total Financials		14,402,532
Utilities - 7.3%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	725,000	723,188
8.00% due 12/01/20	505,000	540,350
Elwood Energy LLC
8.16% due 07/05/26[7]	1,041,525	1,145,677
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	1,000,000	1,067,500
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20[7]	1,000,000	1,065,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	900,000	945,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[3]	650,000	677,625
5.63% due 04/15/23	200,000	199,000
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/21[3]	700,000	728,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	600,000	628,500
AES Corp.
5.50% due 03/15/24	600,000	595,500
Access Midstream Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	350,000	349,125
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
9.25% due 06/01/21	300,000	313,500
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22[3]	300,000	305,625
Exterran Partners Limited Partnership / EXLP Finance Corp.
6.00% due 04/01/21	175,000	174,125
Total Utilities		9,457,715
Information Technology - 7.2%
First Data Corp.
8.75% due 01/15/22[3]	1,625,000	1,775,312
6.75% due 11/01/20[3]	100,000	107,500
Eagle Midco, Inc.
9.00% due 06/15/18[3]	1,350,000	1,417,500
Aspect Software, Inc.
10.63% due 05/15/17[7]	1,290,000	1,364,175
Audatex North America, Inc.
6.00% due 06/15/21[3,7]	1,000,000	1,067,500
IAC
4.88% due 11/30/18	500,000	521,875
4.75% due 12/15/22	450,000	440,438
iGATE Corp.
9.00% due 05/01/16	396,000	415,800
4.75% due 04/15/19[3]	350,000	351,313

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
CORPORATE BONDS†† - 83.5% (continued)
Information Technology - 7.2% (continued)
Activision Blizzard, Inc.
5.63% due 09/15/21[3]	$669,000	$715,830
Stratus Technologies Bermuda Limited / Stratus Technologies, Inc.
12.00% due 03/29/15	561	622,710
NCR Corp.
6.38% due 12/15/23[3]	250,000	265,625
5.88% due 12/15/21[3]	250,000	263,125
Total Information Technology		9,328,703
Consumer Staples - 6.2%
Central Garden and Pet Co.
8.25% due 03/01/18[7]	1,700,000	1,753,125
Vector Group Ltd.
7.75% due 02/15/21[7]	1,485,000	1,596,375
Harbinger Group, Inc.
7.88% due 07/15/19[7]	1,400,000	1,536,500
Premier Foods plc
6.50% due 03/15/21[3]	450,000	770,630
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[3]	700,000	752,500
Bumble Bee Holdco SCA
9.63% due 03/15/18[3]	600,000	630,000
US Foods, Inc.
8.50% due 06/30/19	350,000	378,700
Diamond Foods, Inc.
7.00% due 03/15/19[3]	300,000	310,500
Darling International, Inc.
5.38% due 01/15/22[3]	300,000	308,250
Total Consumer Staples		8,036,580
Telecommunication Services - 4.9%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	1,190,000	1,277,763
DISH DBS Corp.
6.75% due 06/01/21[7]	800,000	896,000
5.88% due 07/15/22	100,000	106,750
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[3]	500,000	567,500
6.75% due 11/15/20[3]	400,000	423,000
UPCB Finance V Ltd.
7.25% due 11/15/21[3]	800,000	882,000
Zayo Group LLC / Zayo Capital, Inc.
8.13% due 01/01/20	600,000	658,500
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	500,000	527,500
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[3]	500,000	510,000
Expo Event Transco, Inc.
9.00% due 06/15/21[3]	400,000	407,000
Avaya, Inc.
7.00% due 04/01/19[3]	150,000	148,875
Total Telecommunication Services		6,404,888
Materials - 4.5%
TPC Group, Inc.
8.75% due 12/15/20[3,7]	1,730,000	1,896,513
KGHM International Ltd.
7.75% due 06/15/19[3]	1,275,000	1,345,125
Steel Dynamics, Inc.
7.63% due 03/15/20	764,000	827,030
Pretium Packaging LLC / Pretium Finance, Inc.
11.50% due 04/01/16	600,000	642,000
Kaiser Aluminum Corp.
8.25% due 06/01/20	500,000	563,750
Eldorado Gold Corp.
6.13% due 12/15/20[3]	465,000	465,000
Mirabela Nickel Ltd.
8.75% due 04/15/18[3,5,8]	610,000	146,400
Total Materials		5,885,818
Health Care - 2.7%
Valeant Pharmaceuticals International, Inc.
5.63% due 12/01/21[3]	700,000	735,000
6.75% due 08/15/18[3]	500,000	550,000
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[7]	1,250,000	1,270,313
Symbion, Inc.
8.00% due 06/15/16	550,000	577,500
Physio-Control International, Inc.
9.88% due 01/15/19[3]	200,000	224,500
Catamaran Corp.
4.75% due 03/15/21	200,000	202,750
Total Health Care		3,560,063
Financial Institutions - 0.7%
ARC Properties Operating Partnership Limited Partnership/Clark Acquisition LLC
3.00% due 02/06/19[3]	650,000	647,039
Kennedy-Wilson, Inc.
5.88% due 04/01/24	200,000	200,000
Total Financial Institutions		847,039
Real Estate - 0.3%
DuPont Fabros Technology, LP
5.88% due 09/15/21	400,000	423,000
Total Corporate Bonds
(Cost $104,760,727)		108,164,275
SENIOR FLOATING RATE INTERESTS†† - 25.7%
Industrials - 7.5%
Flakt Woods
8.00% due 04/01/17	1,550,000	2,071,364
Mitchell International, Inc.
8.50% due 10/11/21	1,350,000	1,378,687
Travelport Holdings Ltd.
9.50% due 01/31/16	1,185,100	1,223,616

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 25.7% (continued)
Industrials - 7.5% (continued)
GCA Services Group, Inc.
9.25% due 11/01/20	$1,200,000	$1,213,500
syncreon
5.25% due 10/28/20	728,175	729,085
SIRVA Worldwide, Inc.
7.50% due 03/27/19	594,000	605,880
US Shipping Corp.
9.00% due 04/30/18[8]	496,250	506,175
CareCore National LLC
5.50% due 03/05/21	500,000	502,710
Knowledge Learning Corp.
5.25% due 03/12/21	400,000	402,252
Mast Global
8.75% due 09/12/19†††,8	296,250	293,288
Panolam Industries International, Inc.
7.25% due 08/23/17	265,926	258,613
Sutherland Global Services, Inc.
7.25% due 03/06/19	237,500	238,687
NaNa Development Corp.
8.00% due 03/15/18	120,000	118,800
Ceva Logistics US Holdings
6.50% due 03/19/21	98,522	98,111
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	71,429	71,131
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	67,734	67,452
Ceva Logistics Canada, ULC
6.50% due 03/19/21	12,315	12,264
Total Industrials		9,791,615
Consumer Discretionary - 4.3%
Steinway Musical Instruments, Inc.
9.25% due 09/18/20	1,000,000	1,030,000
Lions Gate Entertainment Corp.
5.00% due 07/19/20	700,000	712,250
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	698,250	706,978
NES Global Talent
6.50% due 10/03/19	695,625	695,625
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20	541,842	542,471
National Vision, Inc.
4.00% due 03/12/21	400,000	397,000
PSAV-Audio Visual Services Corp.
4.50% due 01/25/21	350,000	351,750
Neiman Marcus Group, Inc.
4.25% due 10/25/20	349,500	350,409
Fleetpride Corp.
9.25% due 05/15/20	350,000	343,875
Men's Wearhouse
7.75% due 03/11/15†††,8	200,000	200,000
Totes Isotoner Corp.
7.25% due 07/07/17	157,089	157,481
Cooper Standard Automotive, Inc.
4.00% due 03/26/21	80,000	80,050
Total Consumer Discretionary		5,567,889
Telecommunication Services - 4.0%
Associated Partners, Inc.
6.66% due 12/21/15†††,8	1,400,000	1,403,501
Scout24 AG
4.48% due 02/05/21	1,000,000	1,390,783
Avaya, Inc.
6.50% due 03/31/18	640,626	641,292
Anaren, Inc.
9.25% due 08/18/21	500,000	505,000
Cengage Learning Acquisitions, Inc.
7.00% due 03/06/20	250,000	252,605
due 07/31/17[6]	139,630	131,496
MergerMarket Ltd.
4.50% due 02/04/21	350,000	348,250
Hemisphere Media Group, Inc.
6.25% due 07/30/20	258,050	258,695
Cumulus Media, Inc.
4.25% due 12/23/20	249,267	250,202
Total Telecommunication Services		5,181,824
Information Technology - 3.1%
Greenway Medical Technologies
9.25% due 11/04/21	500,000	505,000
6.00% due 11/04/20	399,000	396,506
Wall Street Systems
9.25% due 10/25/20	750,000	755,624
SumTotal Systems
6.25% due 11/16/18	667,132	662,963
EIG Investors Corp.
5.00% due 11/09/19	497,500	499,988
Infor (US), Inc.
3.75% due 06/03/20	448,875	447,192
Flexera Software LLC
8.00% due 04/02/21	250,000	250,000
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	249,375	246,881
P2 Energy Solutions
5.00% due 10/30/20	219,450	221,096
Total Information Technology		3,985,250
Financials - 2.0%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	935,455	933,116
Magic Newco, LLC
12.00% due 06/12/19	700,000	801,500
5.00% due 12/12/18	99,496	100,366
Cetera Financial Group, Inc.
6.50% due 08/07/19	493,750	493,750
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	297,751	298,495

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 25.7% (continued)
Financials - 2.0% (continued)
Knight/Getco
5.75% due 12/05/17	$18,692	$18,715
Total Financials		2,645,942
Consumer Staples - 1.8%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,199,000	1,163,030
Reddy Ice Holdings, Inc.
10.75% due 10/01/19	530,000	508,800
CTI Foods Holding Co. LLC
8.25% due 06/28/21	350,000	351,750
Performance Food Group
6.25% due 11/14/19	248,125	251,433
Total Consumer Staples		2,275,013
Utilities - 1.2%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,462,500	1,506,375
Health Care - 0.8%
Nextech Systems LLC
6.00% due 10/28/18†††,8	395,000	387,099
Merge Healthcare, Inc.
6.00% due 04/23/19[8]	293,306	275,708
Learning Care Group (US), Inc.
5.75% due 05/08/19	248,125	248,902
Community Health Systems, Inc.
4.25% due 01/27/21	149,625	150,776
Total Health Care		1,062,485
Energy - 0.7%
Panda Sherman
9.00% due 09/14/18	650,000	664,625
Rice Energy
8.50% due 10/25/18	247,500	251,831
Total Energy		916,456
Materials - 0.3%
Atkore International, Inc.
7.75% due 09/27/21	400,000	402,000
Total Senior Floating Rate Interests
(Cost $32,828,884)		33,334,849
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.4%
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,3]	544,462	503,573
Total Collateralized Mortgage Obligations
(Cost $503,355)		503,573
ASSET BACKED SECURITIES†† - 0.1%
Bristol Bay Funding Ltd.
2004-1A, 1.24% due 02/01/16[1,3]	156,322	155,353
Total Asset Backed Securities
(Cost $155,000)		155,353
Total Investments - 119.9%
(Cost $151,485,377)		$155,279,480
Other Assets & Liabilities, net - (19.9)%		(25,735,506)
Total Net Assets - 100.0%		$129,543,974

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $61,754,678 (cost $59,881,778), or 47.7% of total net assets.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security with no rate was unsettled at March 31, 2014.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[8]	Illiquid security.

plc — Public Limited Company

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 97.7%
Industrials - 25.0%
Covanta Holding Corp.	206,250	$3,722,813
PMFG, Inc.*	440,100	2,627,397
KEYW Holding Corp.*	119,772	2,240,933
Celadon Group, Inc.	92,529	2,224,397
Curtiss-Wright Corp.	33,290	2,115,247
ABM Industries, Inc.	73,010	2,098,307
Orbital Sciences Corp.*	63,901	1,782,838
Aegion Corp. — Class A*	66,688	1,687,873
Navigant Consulting, Inc.*	89,880	1,677,161
Great Lakes Dredge & Dock Corp.*	180,083	1,644,158
Powell Industries, Inc.	23,903	1,548,914
ICF International, Inc.*	37,680	1,500,041
General Cable Corp.	55,605	1,424,044
Energy Recovery, Inc.*	259,800	1,382,136
DigitalGlobe, Inc.*	47,296	1,372,057
Sterling Construction Company, Inc.*	136,358	1,182,224
Dynamic Materials Corp.	61,136	1,164,029
Rand Logistics, Inc.*	127,400	879,060
Marten Transport Ltd.	32,958	709,256
Global Power Equipment Group, Inc.	35,030	696,747
LMI Aerospace, Inc.*	46,340	653,394
AZZ, Inc.	8,140	363,695
Luxfer Holdings plc ADR	9,308	182,251
Total Industrials		34,878,972
Financials - 21.8%
Hanover Insurance Group, Inc.	94,470	5,804,237
Reinsurance Group of America, Inc. — Class A	38,345	3,053,412
Home Loan Servicing Solutions Ltd.	102,810	2,220,696
Endurance Specialty Holdings Ltd.	36,520	1,965,872
Horace Mann Educators Corp.	66,160	1,918,640
Safeguard Scientifics, Inc.*	76,600	1,698,988
1st Source Corp.	51,700	1,659,052
PICO Holdings, Inc.*	54,960	1,428,410
Campus Crest Communities, Inc.	137,770	1,195,844
Berkshire Hills Bancorp, Inc.	43,250	1,119,310
Simmons First National Corp. — Class A	28,570	1,064,804
BancFirst Corp.	18,507	1,048,051
AMERISAFE, Inc.	22,374	982,442
Ocwen Financial Corp.*	23,201	909,015
Lexington Realty Trust	77,080	840,943
Navigators Group, Inc.*	13,420	823,854
PrivateBancorp, Inc. — Class A	26,452	807,051
OFG Bancorp	43,120	741,233
Redwood Trust, Inc.	33,754	684,531
Employers Holdings, Inc.	27,780	561,989
Hancock Holding Co.	361	13,231
Total Financials		30,541,605
Information Technology - 16.7%
Maxwell Technologies, Inc.*	232,073	2,998,383
Insight Enterprises, Inc.*	83,749	2,102,937
Global Cash Access Holdings, Inc.*	254,110	1,743,195
Digi International, Inc.*	164,949	1,674,232
IXYS Corp.	126,240	1,432,824
FLIR Systems, Inc.	34,982	1,259,352
Spansion, Inc. — Class A*	71,680	1,248,666
Newport Corp.*	59,450	1,229,426
Integrated Device Technology, Inc.*	94,904	1,160,676
RF Micro Devices, Inc.*	142,250	1,120,930
Semtech Corp.*	41,180	1,043,501
Carbonite, Inc.*	80,250	817,748
Liquidity Services, Inc.*	29,980	780,979
Silicon Graphics International Corp.*	62,280	764,798
Diodes, Inc.*	29,150	761,398
Brooks Automation, Inc.	65,010	710,559
Rubicon Technology, Inc.*	60,830	686,771
Mercury Systems, Inc.*	50,770	670,672
Entropic Communications, Inc.*	160,530	656,568
Multi-Fineline Electronix, Inc.*	35,465	453,952
Total Information Technology		23,317,567
Consumer Discretionary - 9.3%
Brown Shoe Company, Inc.	77,840	2,065,873
DeVry Education Group, Inc.	47,790	2,025,818
International Speedway Corp. — Class A	57,740	1,962,583
Cabela's, Inc.*	19,570	1,282,031
Scholastic Corp.	36,804	1,269,002
Jones Group, Inc.	70,065	1,048,873
Chico's FAS, Inc.	61,690	988,890
Gentex Corp.	29,430	927,928
Guess?, Inc.	31,298	863,825
Stage Stores, Inc.[1]	22,748	556,189
Total Consumer Discretionary		12,991,012
Health Care - 7.2%
Emergent Biosolutions, Inc.*	83,620	2,113,077
Invacare Corp.	92,410	1,762,258
Kindred Healthcare, Inc.	72,128	1,689,238
Greatbatch, Inc.*	36,501	1,676,126
Tornier N.V.*	58,740	1,246,463
Alere, Inc.*	27,045	928,996
Discovery Laboratories, Inc.*	282,090	606,494
Total Health Care		10,022,652
Energy - 6.8%
Patterson-UTI Energy, Inc.	71,260	2,257,517
Resolute Energy Corp.*	240,990	1,735,127
Oasis Petroleum, Inc.*	41,420	1,728,457
Clayton Williams Energy, Inc.*	11,308	1,277,917
Sanchez Energy Corp.*	33,250	985,198
C&J Energy Services, Inc.*	32,430	945,659
Energy XXI Bermuda Ltd.	26,620	627,433
Total Energy		9,557,308
Utilities - 6.1%
UGI Corp.	56,890	2,594,753
Laclede Group, Inc.	52,310	2,466,417
Black Hills Corp.	28,350	1,634,377
South Jersey Industries, Inc.	18,790	1,053,931

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Utilities - 6.1% (continued)
MDU Resources Group, Inc.	23,105	$792,733
Total Utilities		8,542,211
Materials - 4.8%
Royal Gold, Inc.	24,472	1,532,437
Allied Nevada Gold Corp.*	327,530	1,411,654
Landec Corp.*	95,484	1,065,601
Coeur Mining, Inc.*	111,754	1,038,195
Olin Corp.	35,201	971,900
Berry Plastics Group, Inc.*	28,920	669,498
Total Materials		6,689,285
Total Common Stocks
(Cost $103,429,268)		136,540,612
CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2	116,667	8,176
Total Convertible Preferred Stocks
(Cost $111,410)		8,176

SHORT TERM INVESTMENTS† - 0.4%
Dreyfus Treasury Prime Cash Management Fund	566,824	566,824
Total Short Term Investments
(Cost $566,824)		566,824

	Face Amount
CONVERTIBLE BONDS†† - 0.4%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$600,000	593,250
Total Convertible Bonds
(Cost $560,302)		593,250
Total Investments - 98.5%
(Cost $104,667,804)		$137,708,862

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Stage Stores, Inc. Expiring April 2014 with strike price of $25.00	227	(13,620)
Total Options Written
(Premiums received $21,111)		(13,620)
Other Assets & Liabilities, net - 1.5%		2,136,794
Total Net Assets - 100.0%		$139,832,036

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call options written contracts at March 31, 2014.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR — American Depositary Receipt

plc — Public Limited Company

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.8%
Financials - 26.8%
Hanover Insurance Group, Inc.	227,500	$13,977,600
Reinsurance Group of America, Inc. — Class A	100,987	8,041,594
American Financial Group, Inc.	116,840	6,742,836
Northern Trust Corp.	78,400	5,139,904
WR Berkley Corp.	105,440	4,388,413
Endurance Specialty Holdings Ltd.	72,896	3,923,992
Huntington Bancshares, Inc.	343,220	3,421,903
Alexandria Real Estate Equities, Inc.	46,580	3,379,845
BioMed Realty Trust, Inc.	156,300	3,202,587
SVB Financial Group*	21,020	2,706,956
Wintrust Financial Corp.	52,810	2,569,735
Lexington Realty Trust	234,053	2,553,518
Popular, Inc.*	79,290	2,457,197
First Niagara Financial Group, Inc.	240,800	2,275,560
Home Loan Servicing Solutions Ltd.	95,853	2,070,425
Ocwen Financial Corp.*	51,871	2,032,306
Zions Bancorporation	64,180	1,988,296
City National Corp.	24,780	1,950,682
First Midwest Bancorp, Inc.	102,473	1,750,239
FirstMerit Corp.	83,015	1,729,202
Employers Holdings, Inc.	80,160	1,621,637
Redwood Trust, Inc.	61,435	1,245,902
Investors Real Estate Trust	120,040	1,077,959
Campus Crest Communities, Inc.	59,950	520,366
Hancock Holding Co.	780	28,587
Total Financials		80,797,241
Industrials - 15.6%
Covanta Holding Corp.	460,480	8,311,664
Orbital Sciences Corp.*	209,464	5,844,046
Navigant Consulting, Inc.*	290,820	5,426,701
Aegion Corp. — Class A*	200,700	5,079,717
Quanta Services, Inc.*	128,160	4,729,104
URS Corp.	81,930	3,855,626
ICF International, Inc.*	81,875	3,259,444
General Cable Corp.	125,549	3,215,310
DigitalGlobe, Inc.*	102,632	2,977,354
Towers Watson & Co. — Class A	13,501	1,539,789
United Stationers, Inc.	34,800	1,429,236
AZZ, Inc.	19,570	874,388
Saia, Inc.*	7,640	291,924
Thermoenergy Corp.*	905,961	21,743
Total Industrials		46,856,046
Information Technology - 11.7%
Computer Sciences Corp.	175,440	10,670,260
IXYS Corp.	459,440	5,214,645
Maxwell Technologies, Inc.*	387,650	5,008,438
Global Payments, Inc.	58,780	4,179,846
FLIR Systems, Inc.	76,139	2,741,004
Semtech Corp.*	98,410	2,493,709
RF Micro Devices, Inc.*	309,990	2,442,721
Liquidity Services, Inc.*	64,320	1,675,536
Integrated Device Technology, Inc.*	54,909	671,537
Total Information Technology		35,097,696
Energy - 10.7%
Cameco Corp.	324,770	7,437,233
Whiting Petroleum Corp.*	84,450	5,859,986
Superior Energy Services, Inc.	171,410	5,272,571
Oasis Petroleum, Inc.*	72,550	3,027,512
Patterson-UTI Energy, Inc.	85,430	2,706,422
Resolute Energy Corp.*	345,640	2,488,608
Sanchez Energy Corp.*	75,291	2,230,872
C&J Energy Services, Inc.*	58,130	1,695,071
Energy XXI Bermuda Ltd.	56,910	1,341,369
Total Energy		32,059,644
Consumer Discretionary - 9.2%
Brown Shoe Company, Inc.	172,171	4,569,418
DR Horton, Inc.	200,460	4,339,959
DeVry Education Group, Inc.	91,507	3,878,982
Cabela's, Inc.*	48,720	3,191,647
Scholastic Corp.	76,884	2,650,960
Jones Group, Inc.	175,439	2,626,322
Guess?, Inc.	79,069	2,182,304
Gentex Corp.	68,930	2,173,363
Chico's FAS, Inc.	134,660	2,158,600
HydroGen Corp.*	672,346	1
Total Consumer Discretionary		27,771,556
Materials - 9.0%
Owens-Illinois, Inc.*	249,640	8,445,321
Sonoco Products Co.	127,480	5,229,230
Royal Gold, Inc.	55,259	3,460,319
Landec Corp.*	216,800	2,419,488
Coeur Mining, Inc.*	251,535	2,336,760
Olin Corp.	75,746	2,091,347
Allied Nevada Gold Corp.*	367,720	1,584,873
Berry Plastics Group, Inc.*	63,060	1,459,839
Total Materials		27,027,177
Utilities - 6.4%
Black Hills Corp.	84,250	4,857,012
Great Plains Energy, Inc.	154,315	4,172,677
UGI Corp.	79,029	3,604,513
Pepco Holdings, Inc.	134,040	2,745,139
MDU Resources Group, Inc.	63,731	2,186,611
Westar Energy, Inc.	46,960	1,651,114
Total Utilities		19,217,066
Health Care - 5.0%
Kindred Healthcare, Inc.	168,447	3,945,028
MEDNAX, Inc.*	60,770	3,766,525
Hologic, Inc.*	125,474	2,697,691
Alere, Inc.*	61,986	2,129,219
Edwards Lifesciences Corp.*	23,450	1,739,287
Universal Health Services, Inc. — Class B	9,150	750,940
Total Health Care		15,028,690
Consumer Staples - 4.4%
Bunge Ltd.	84,310	6,703,488
Hormel Foods Corp.	86,300	4,252,001
Ingredion, Inc.	33,050	2,250,044
Total Consumer Staples		13,205,533
Total Common Stocks
(Cost $224,076,685)		297,060,649

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1	308,333	$21,608
Total Convertible Preferred Stocks
(Cost $294,438)		21,608
SHORT TERM INVESTMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Fund	1,568,961	1,568,961
Total Short Term Investments
(Cost $1,568,961)		1,568,961

	Face Amount
CONVERTIBLE BONDS†† - 0.5%
Industrials - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$1,450,000	1,433,688
Total Convertible Bonds
(Cost $1,358,767)		1,433,688
Total Investments - 99.8%
(Cost $227,298,851)		$300,084,906
Other Assets & Liabilities, net - 0.2%		498,882
Total Net Assets - 100.0%		$300,583,788

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Series X (StylePlus–Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 26.1%
Information Technology - 8.2%
Anixter International, Inc.	1,114	$113,093
SS&C Technologies Holdings, Inc.*	2,589	103,611
Guidewire Software, Inc.*	1,557	76,371
ARRIS Group, Inc.*	2,693	75,889
CSG Systems International, Inc.	2,895	75,386
Semtech Corp.*	2,972	75,311
PTC, Inc.*	2,008	71,143
Conversant, Inc.*	2,374	66,828
WEX, Inc.*	702	66,725
j2 Global, Inc.	1,319	66,016
CoStar Group, Inc.*	343	64,052
Comverse, Inc.*	1,850	63,973
Aruba Networks, Inc.*	3,305	61,969
Web.com Group, Inc.*	1,808	61,526
SunEdison, Inc.*	3,103	58,461
Cirrus Logic, Inc.*	2,939	58,398
FEI Co.	561	57,794
Acxiom Corp.*	1,676	57,646
ViaSat, Inc.*	789	54,473
Belden, Inc.	775	53,940
Cardtronics, Inc.*	1,366	53,069
Sonus Networks, Inc.*	15,720	52,976
Blackbaud, Inc.	1,686	52,772
Ciena Corp.*	2,318	52,711
Advent Software, Inc.	1,739	51,057
Aspen Technology, Inc.*	1,191	50,451
MoneyGram International, Inc.*	2,711	47,849
Silicon Image, Inc.*	6,787	46,830
Microsemi Corp.*	1,869	46,781
comScore, Inc.*	1,406	46,103
Qlik Technologies, Inc.*	1,686	44,831
AVG Technologies N.V.*	2,098	43,974
Unisys Corp.*	1,393	42,431
Cabot Microelectronics Corp.*	957	42,108
Cavium, Inc.*	957	41,850
Travelzoo, Inc.*	1,819	41,655
Fair Isaac Corp.	748	41,379
RealD, Inc.*	3,687	41,184
ACI Worldwide, Inc.*	680	40,249
PMC-Sierra, Inc.*	4,935	37,555
Heartland Payment Systems, Inc.	889	36,849
Yelp, Inc. — Class A*	478	36,773
OmniVision Technologies, Inc.*	2,038	36,073
Zillow, Inc. — Class A*	401	35,328
Diodes, Inc.*	1,345	35,131
Rubicon Technology, Inc.*	3,100	34,999
TeleTech Holdings, Inc.*	1,404	34,412
MAXIMUS, Inc.	734	32,927
Sapient Corp.*	1,930	32,926
InterDigital, Inc.	987	32,680
Plantronics, Inc.	729	32,404
Take-Two Interactive Software, Inc.*	1,473	32,303
Calix, Inc.*	3,797	32,009
Applied Micro Circuits Corp.*	3,231	31,987
Cornerstone OnDemand, Inc.*	668	31,977
Verint Systems, Inc.*	676	31,725
Vistaprint N.V.*	644	31,698
LivePerson, Inc.*	2,575	31,080
Progress Software Corp.*	1,422	31,000
iGATE Corp.*	980	30,909
Rofin-Sinar Technologies, Inc.*	1,282	30,717
ADTRAN, Inc.	1,240	30,268
Dealertrack Technologies, Inc.*	610	30,006
Ixia*	2,196	27,450
Ultimate Software Group, Inc.*	196	26,852
Total Information Technology		3,110,903
Health Care - 5.6%
Chemed Corp.	1,105	98,843
HealthSouth Corp.	2,354	84,579
Centene Corp.*	1,212	75,447
athenahealth, Inc.*	470	75,312
STERIS Corp.	1,547	73,870
Owens & Minor, Inc.	2,099	73,528
AMN Healthcare Services, Inc.*	5,151	70,775
Prestige Brands Holdings, Inc.*	2,591	70,605
Quality Systems, Inc.	4,162	70,255
Team Health Holdings, Inc.*	1,555	69,586
Medicines Co.*	2,423	68,862
Cepheid, Inc.*	1,317	67,930
MedAssets, Inc.*	2,585	63,875
Thoratec Corp.*	1,720	61,593
Isis Pharmaceuticals, Inc.*	1,380	59,630
NuVasive, Inc.*	1,421	54,581
Align Technology, Inc.*	984	50,961
PAREXEL International Corp.*	930	50,304
HMS Holdings Corp.*	2,550	48,578
Nektar Therapeutics*	3,694	44,771
Alliance HealthCare Services, Inc.*	1,332	44,662
NPS Pharmaceuticals, Inc.*	1,481	44,326
West Pharmaceutical Services, Inc.	1,002	44,138
Haemonetics Corp.*	1,341	43,703
Amsurg Corp. — Class A*	925	43,549
Questcor Pharmaceuticals, Inc.	644	41,815
Analogic Corp.	486	39,905
Arena Pharmaceuticals, Inc.*	6,269	39,495
Ophthotech Corp.*,3	1,003	35,847
Molina Healthcare, Inc.*	926	34,781
Puma Biotechnology, Inc.*	325	33,846
Emergent Biosolutions, Inc.*	1,328	33,559
Landauer, Inc.	734	33,272
ICU Medical, Inc.*	552	33,054
Alnylam Pharmaceuticals, Inc.*	480	32,227
Halozyme Therapeutics, Inc.*	2,523	32,042
Ensign Group, Inc.	717	31,290
HeartWare International, Inc.*	330	30,947
ImmunoGen, Inc.*	2,044	30,517
PDL BioPharma, Inc.	3,626	30,132
Volcano Corp.*	1,482	29,210
Gentiva Health Services, Inc.*	2,979	27,168
Genomic Health, Inc.*	980	25,813
Total Health Care		2,149,183
Industrials - 5.6%
Swift Transportation Co. — Class A*	3,936	97,416

Series X (StylePlus–Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Industrials - 5.6% (continued)
Titan International, Inc.	4,733	$89,880
Brink's Co.	2,796	79,826
Matson, Inc.	3,182	78,564
Albany International Corp. — Class A	2,110	74,988
Watsco, Inc.	743	74,232
General Cable Corp.	2,812	72,014
Steelcase, Inc. — Class A	4,146	68,865
USG Corp.*	2,083	68,156
Kaman Corp.	1,655	67,325
Polypore International, Inc.*	1,682	57,541
SkyWest, Inc.	4,505	57,484
Corporate Executive Board Co.	761	56,489
AZZ, Inc.	1,232	55,046
RPX Corp.*	3,238	52,715
Dycom Industries, Inc.*	1,609	50,860
Tetra Tech, Inc.*	1,703	50,392
EnerSys, Inc.	724	50,166
Moog, Inc. — Class A*	752	49,263
Blount International, Inc.*	3,773	44,899
Acuity Brands, Inc.	338	44,809
Watts Water Technologies, Inc. — Class A	741	43,489
Mueller Water Products, Inc. — Class A	4,517	42,912
Generac Holdings, Inc.	705	41,574
On Assignment, Inc.*	1,023	39,478
Aircastle Ltd.	1,978	38,334
West Corp.	1,567	37,498
Acacia Research Corp.	2,396	36,611
Herman Miller, Inc.	1,123	36,082
Woodward, Inc.	852	35,384
Standex International Corp.	647	34,666
Wabash National Corp.*	2,406	33,107
Cubic Corp.	639	32,634
HNI Corp.	886	32,392
TAL International Group, Inc.	747	32,024
Deluxe Corp.	609	31,954
Werner Enterprises, Inc.	1,233	31,454
UniFirst Corp.	286	31,442
Mobile Mini, Inc.	724	31,393
G&K Services, Inc. — Class A	509	31,136
Rexnord Corp.*	1,064	30,835
Thermon Group Holdings, Inc.*	1,309	30,343
Applied Industrial Technologies, Inc.	615	29,668
Chart Industries, Inc.*	346	27,524
Total Industrials		2,132,864
Consumer Staples - 3.3%
Rite Aid Corp.*	20,966	131,457
Spectrum Brands Holdings, Inc.	1,562	124,491
Elizabeth Arden, Inc.*	3,474	102,518
Susser Holdings Corp.*	1,600	99,952
Pilgrim's Pride Corp.*	4,756	99,495
TreeHouse Foods, Inc.*	1,370	98,626
Sanderson Farms, Inc.	1,133	88,929
Casey's General Stores, Inc.	1,239	83,744
SUPERVALU, Inc.*	9,870	67,511
Vector Group Ltd.	2,552	54,970
Pantry, Inc.*	3,409	52,294
B&G Foods, Inc. — Class A	1,588	47,815
Cal-Maine Foods, Inc.	760	47,713
USANA Health Sciences, Inc.*	566	42,642
United Natural Foods, Inc.*	590	41,843
Hain Celestial Group, Inc.*	444	40,613
Coca-Cola Bottling Company Consolidated	464	39,431
Total Consumer Staples		1,264,044
Energy - 1.7%
Newpark Resources, Inc.*	6,873	78,695
ION Geophysical Corp.*	17,308	72,867
Western Refining, Inc.	1,813	69,982
SEACOR Holdings, Inc.*	664	57,383
VAALCO Energy, Inc.*	6,051	51,736
CARBO Ceramics, Inc.	373	51,470
Bill Barrett Corp.*	1,723	44,109
SemGroup Corp. — Class A	589	38,686
Carrizo Oil & Gas, Inc.*	722	38,598
EXCO Resources, Inc.	6,646	37,218
Renewable Energy Group, Inc.*	2,776	33,256
Kodiak Oil & Gas Corp.*	2,681	32,547
Forest Oil Corp.*	16,701	31,899
Clean Energy Fuels Corp.*	3,032	27,106
Total Energy		665,552
Consumer Discretionary - 1.3%
Tenneco, Inc.*	1,257	72,994
DineEquity, Inc.	702	54,805
Dana Holding Corp.	2,254	52,451
Cracker Barrel Old Country Store, Inc.	392	38,118
Hillenbrand, Inc.	1,065	34,432
Bloomin' Brands, Inc.*	1,381	33,282
Iconix Brand Group, Inc.*	838	32,908
Ethan Allen Interiors, Inc.	1,258	32,016
Sotheby's	715	31,138
Brown Shoe Company, Inc.	1,163	30,866
National CineMedia, Inc.	1,987	29,805
Sinclair Broadcast Group, Inc. — Class A	1,070	28,986
Shutterfly, Inc.*	629	26,846
Total Consumer Discretionary		498,647
Telecommunication Services - 0.3%
Consolidated Communications Holdings, Inc.	2,484	49,705
NTELOS Holdings Corp.	3,224	43,524
Cincinnati Bell, Inc.*	9,038	31,271
Total Telecommunication Services		124,500
Materials - 0.1%
Louisiana-Pacific Corp.*	1,754	29,590
Total Common Stocks
(Cost $9,325,074)		9,975,283
EXCHANGE TRADED FUNDS†,4 - 5.6%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	26,400	720,720
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	26,100	718,272

Series X (StylePlus–Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS†,4 - 5.6% (continued)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	26,300	$710,889
Total Exchange Traded Funds
(Cost $2,123,632)		2,149,881
MUTUAL FUNDS†,4 - 22.2%
Guggenheim Strategy Fund I	160,000	3,998,400
Guggenheim Variable Insurance Strategy Fund III	120,080	2,998,399
Floating Rate Strategies Fund Institutional Class	27,956	751,732
Macro Opportunities Fund Institutional Class	27,242	739,356
Total Mutual Funds
(Cost $8,512,441)		8,487,887
SHORT TERM INVESTMENTS† - 2.7%
Dreyfus Treasury Prime Cash Management Fund	1,044,148	1,044,148
Total Short Term Investments
(Cost $1,044,148)		1,044,148
	Face Amount
ASSET BACKED SECURITIES†† - 29.7%
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	$270,728	265,422
2006-1A, 1.06% due 02/01/22[1,2]	250,000	227,650
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/22[1,2]	500,000	489,449
KKR Financial CLO Ltd.
2007-1A, 2.49% due 05/15/21[1,2]	500,000	480,800
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	462,497	454,450
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/37[1]	471,274	435,609
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41†††,1,2	444,904	419,278
Garrison Funding 2013-2 Ltd.
2013-2A, 2.13% due 09/25/23[1,2]	380,000	378,138
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/22[1,2]	250,000	243,775
2006-1A, 0.50% due 03/30/22[1,2]	113,759	113,191
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	349,366	329,311
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/37[1]	322,671	307,813
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	298,457	294,160
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.25% due 10/25/36[1]	296,748	292,626
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21†††,1,2	270,000	270,000
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,2]	260,000	256,100
Race Point CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	250,000	250,825
H2 Asset Funding Ltd.
2014-1, 2.15% due 03/19/37	250,000	250,250
Golub Capital Partners CLO Ltd.
2014-18A, 2.73% due 04/25/26†††,1,2	250,000	250,125
DIVCORE CLO Ltd. 2013-1A B
4.05% due 11/15/32†††	250,000	248,875
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,2	250,000	247,550
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/21[1,2]	250,000	247,000
Halcyon Structured Asset Management Long Secured/Short Unsecured Ltd.
2007-2A, 3.99% due 10/29/21[1,2]	250,000	246,550
ALM VII R-2 Ltd.
2013-7R2A, 2.84% due 04/24/24[1,2]	250,000	245,325
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	250,000	244,550
Black Diamond CLO Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	250,000	244,350
Hewett's Island CDO Ltd.
2007-6A, 2.49% due 06/09/19[1,2]	250,000	243,850
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	276,077	241,322
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/21[1,2]	250,000	238,700
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/35[1]	240,704	237,237
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.62% due 04/17/21[1,2]	250,000	232,200

Series X (StylePlus–Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 29.7% (continued)
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.63% due 04/29/19[1,2]	$250,000	$231,700
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	220,469	220,028
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/37[1]	223,172	202,831
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	192,896	184,781
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	200,000	180,987
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,2]	180,000	172,170
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,2]	166,124	160,010
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.54% due 12/20/18[1,2]	158,323	157,389
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	150,000	150,306
OFSI Fund V Ltd.
2013-5A, 3.44% due 04/17/25[1,2]	150,000	150,000
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	144,228	134,240
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	121,371	123,899
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	119,759	113,927
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	113,919	113,578
Tricadia CDO Ltd.
2006-6A, 0.79% due 11/05/41†††,1,2	100,000	93,010
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,2]	17,978	17,672
Total Asset Backed Securities
(Cost $11,281,128)		11,333,009
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.0%
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	362,975	335,714
Resource Capital Corporation CRE Notes Ltd.
2013-CRE1,3.01% due 12/15/28†††,1,2	300,000	300,900
Hilton USA Trust
2013-HLF, 2.91% due 11/05/30[1,2]	300,000	300,565
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/26[1,2]	300,000	300,404
COMM Mortgage Trust
2007-FL14,0.91% due 06/15/22[1,2]	210,611	207,867
Wachovia Bank Commercial Mortgage Trust Series
2007-WHALE 8, 0.24% due 06/15/20[1,2]	200,764	198,948
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 5.72% due 09/10/47[1,2]	178,300	183,248
Banc of America Large Loan Trust
2007-BMB1, 1.26% due 08/15/29[1,2]	180,000	178,935
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[1]	210,458	176,825
GCCFC Commercial Mortgage Trust
2006-FL4A,0.38% due 11/05/21[1,2]	100,595	100,231
Total Collateralized Mortgage Obligations
(Cost $2,254,921)		2,283,637
CORPORATE BONDS†† - 3.5%
Financials - 1.5%
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	280,000	281,795
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17[2]	240,000	242,400
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	65,000	65,325
Total Financials		589,520
Telecommunication Services - 0.6%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	220,000	223,850
Industrials - 0.5%
International Lease Finance Corp.
2.18% due 06/15/16[1]	140,000	141,050
Victor Technologies Group, Inc.
9.00% due 12/15/17	30,000	32,175
Total Industrials		173,225
Materials - 0.3%
Anglo American Capital plc
9.38% due 04/08/14[2]	130,000	130,162
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	110,000	120,725
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	65,000	68,250

Series X (StylePlus–Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
CORPORATE BONDS†† - 3.5% (continued)
Consumer Discretionary - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	$50,000	$52,563
Total Corporate Bonds
(Cost $1,350,722)		1,358,295
SENIOR FLOATING RATE INTERESTS†† - 3.5%
Financials - 1.4%
National Financial Partners
5.25% due 07/01/20	277,904	279,207
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	123,747	123,695
First Data Corp.
4.15% due 03/23/18	100,000	100,167
Knight/Getco
5.75% due 12/05/17	21,028	21,054
Total Financials		524,123
Industrials - 0.9%
Travelport Holdings Ltd.
6.25% due 06/26/19	218,350	223,195
Thermasys Corp.
5.25% due 05/03/19	138,250	137,559
Total Industrials		360,754
Consumer Discretionary - 0.5%
Sears Holdings Corp.
5.50% due 06/30/18	99,750	100,173
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	66,893	67,255
Go Daddy Operating Company LLC
4.00% due 12/17/18	35,002	35,072
Total Consumer Discretionary		202,500
Information Technology - 0.4%
Blue Coat Systems, Inc.
4.00% due 05/31/19	159,200	159,466
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	109,175	109,530
Total Senior Floating Rate Interests
(Cost $1,341,236)		1,356,373
MUNICIPAL BONDS†† - 0.1%
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	50,000	50,545
Total Municipal Bonds
(Cost $50,000)		50,545
Total Investments - 99.4%
(Cost $37,283,302)		$38,039,058
Other Assets & Liabilities, net - 0.6%		230,092
Total Net Assets - 100.0%		$38,269,150

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $116,720)	1	$(1,494)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. May 2014 Russell 2000 Growth Index Swap, Terminating 05/05/14[3] (Notional Value $27,699,457)	40,117	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $10,997,941 (cost $10,932,634), or 28.7% of total net assets.
[3]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate.
[4]	Affiliated funds — See Note 3.
plc — Public Limited Company

Series Y (StylePlus–Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 26.1%
Information Technology - 7.6%
Apple, Inc.	754	$404,703
Microsoft Corp.	8,631	353,784
International Business Machines Corp.	1,416	272,566
Oracle Corp.	5,349	218,828
Google, Inc. — Class A*	168	187,237
Texas Instruments, Inc.	2,909	137,160
EMC Corp.	4,504	123,455
Accenture plc — Class A	1,489	118,703
Visa, Inc. — Class A	506	109,226
Intel Corp.	3,804	98,181
SanDisk Corp.	1,207	97,996
Broadcom Corp. — Class A	3,036	95,573
QUALCOMM, Inc.	1,197	94,395
Intuit, Inc.	834	64,827
eBay, Inc.*	1,107	61,151
Automatic Data Processing, Inc.	735	56,786
Facebook, Inc. — Class A*	619	37,289
Adobe Systems, Inc.*	491	32,278
MasterCard, Inc. — Class A	372	27,788
Total Information Technology		2,591,926
Consumer Staples - 4.9%
Philip Morris International, Inc.	2,414	197,633
PepsiCo, Inc.	1,981	165,413
Wal-Mart Stores, Inc.	2,067	157,981
Kimberly-Clark Corp.	1,099	121,165
Costco Wholesale Corp.	1,082	120,838
General Mills, Inc.	2,325	120,482
Kraft Foods Group, Inc.	2,137	119,886
CVS Caremark Corp.	1,423	106,526
Kellogg Co.	1,661	104,161
Kroger Co.	2,374	103,625
Reynolds American, Inc.	1,880	100,430
Archer-Daniels-Midland Co.	2,175	94,373
Coca-Cola Co.	2,024	78,248
Altria Group, Inc.	1,856	69,470
Total Consumer Staples		1,660,231
Industrials - 4.6%
United Technologies Corp.	1,566	182,971
Boeing Co.	1,415	177,568
Lockheed Martin Corp.	797	130,102
Deere & Co.	1,362	123,670
Emerson Electric Co.	1,831	122,311
United Parcel Service, Inc. — Class B	1,130	110,039
CSX Corp.	3,786	109,680
Caterpillar, Inc.	1,029	102,252
Norfolk Southern Corp.	981	95,324
Waste Management, Inc.	2,067	86,959
Delta Air Lines, Inc.	2,247	77,859
Union Pacific Corp.	401	75,252
Nielsen Holdings N.V.	1,640	73,193
3M Co.	402	54,535
Honeywell International, Inc.	562	52,131
Total Industrials		1,573,846
Health Care - 3.7%
Express Scripts Holding Co.*	1,770	132,909
McKesson Corp.	719	126,954
AbbVie, Inc.	2,328	119,660
Johnson & Johnson	1,179	115,813
Becton Dickinson and Co.	954	111,694
Eli Lilly & Co.	1,747	102,828
Agilent Technologies, Inc.	1,650	92,268
HCA Holdings, Inc.*	1,692	88,830
Aetna, Inc.	1,164	87,265
Cigna Corp.	987	82,642
Amgen, Inc.	501	61,793
Vertex Pharmaceuticals, Inc.*	812	57,425
Stryker Corp.	334	27,211
Actavis plc*	131	26,966
Gilead Sciences, Inc.*	271	19,203
Total Health Care		1,253,461
Consumer Discretionary - 2.7%
Comcast Corp. — Class A	3,122	156,163
Target Corp.	1,922	116,300
Ford Motor Co.	7,079	110,432
Macy's, Inc.	1,832	108,619
Viacom, Inc. — Class B	1,240	105,388
CBS Corp. — Class B	1,349	83,368
Lowe's Companies, Inc.	1,384	67,678
Home Depot, Inc.	661	52,305
Amazon.com, Inc.*	154	51,824
Walt Disney Co.	373	29,866
Liberty Global plc*	673	27,398
Omnicom Group, Inc.	344	24,974
Total Consumer Discretionary		934,315
Energy - 1.9%
Pioneer Natural Resources Co.	586	109,664
Kinder Morgan, Inc.	3,352	108,907
Anadarko Petroleum Corp.	1,134	96,118
Baker Hughes, Inc.	1,442	93,758
Halliburton Co.	1,419	83,565
EOG Resources, Inc.	364	71,406
Williams Companies, Inc.	1,137	46,139
Schlumberger Ltd.	285	27,788
Total Energy		637,345
Telecommunication Services - 0.7%
Verizon Communications, Inc.	4,812	228,907
Total Common Stocks
(Cost $8,340,536)		8,880,031
EXCHANGE TRADED FUNDS†,4 - 5.5%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	28,900	788,970
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	28,800	778,464
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	11,000	302,720
Total Exchange Traded Funds
(Cost $1,847,419)		1,870,154
MUTUAL FUNDS†,4 - 20.2%
Guggenheim Strategy Fund I	120,000	2,998,800
Guggenheim Variable Insurance Strategy Fund III	100,080	2,498,999

Series Y (StylePlus–Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
MUTUAL FUNDS†,4 - 20.2% (continued)
Floating Rate Strategies Fund Institutional Class	26,028	$699,889
Macro Opportunities Fund Institutional Class	25,364	688,366
Total Mutual Funds
(Cost $6,908,134)		6,886,054
SHORT TERM INVESTMENTS† - 4.2%
Dreyfus Treasury Prime Cash Management Fund	1,423,749	1,423,749
Total Short Term Investments
(Cost $1,423,749)		1,423,749
	Face Amount
ASSET BACKED SECURITIES†† - 29.8%
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/22[1,2]	$500,000	489,449
KKR Financial CLO Ltd.
2007-1A, 2.49% due 05/15/21[1,2]	500,000	480,800
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	248,167	243,303
2006-1A, 1.06% due 02/01/22[1,2]	250,000	227,650
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41†††,1,2	444,904	419,278
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	416,248	409,005
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/37[1]	432,001	399,309
NewStar Commercial Loan Trust
2006-1, 0.61% due 03/30/22[1,2]	250,000	243,775
2006-1A, 0.50% due 03/30/22[1,2]	113,759	113,191
Garrison Funding 2013-2 Ltd.
2013-2A, 2.13% due 09/25/23[1,2]	340,000	338,334
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/37[1]	322,671	307,813
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	310,548	292,721
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	268,612	264,744
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.25% due 10/25/36[1]	267,073	263,364
Race Point CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	250,000	250,825
H2 Asset Funding Ltd.
2014-1, 2.15% due 03/19/37	250,000	250,250
Golub Capital Partners CLO Ltd.
2014-18A, 2.73% due 04/25/26†††,1,2	250,000	250,125
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	250,000	248,875
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,2	250,000	247,550
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/21[1,2]	250,000	247,000
Halcyon Structured Asset Management Long Secured/Short Unsecured Ltd.
2007-2A, 3.99% due 10/29/21[1,2]	250,000	246,550
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,2]	250,000	246,250
ALM VII R-2 Ltd.
2013-7R2A, 2.84% due 04/24/24[1,2]	250,000	245,325
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	250,000	244,550
Black Diamond CLO Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	250,000	244,350
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/21[1,2]	250,000	238,700
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.62% due 04/17/21[1,2]	250,000	232,200
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.63% due 04/29/19[1,2]	250,000	231,700
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21†††,1,2	230,000	230,000
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	220,469	220,028
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	249,531	218,118
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/35[1]	192,563	189,789
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/37[1]	200,855	182,548
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	200,000	180,987
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	175,360	167,982

Series Y (StylePlus–Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 29.8% (continued)
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,2]	$160,000	$153,040
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,2]	149,511	144,009
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.54% due 12/20/18[1,2]	118,742	118,042
ACS Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	119,759	113,927
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	104,754	104,439
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	100,000	100,204
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	79,326	73,832
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,2]	16,646	16,363
Total Asset Backed Securities
(Cost $10,081,539)		10,130,294
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.9%
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	362,975	335,715
Resource Capital Corporation CRE Notes Ltd.
2013-CRE1,3.01% due 12/15/28†††,1,2	250,000	250,750
Boca Hotel Portfolio Trust
2013-BOCA,3.21% due 08/15/26[1,2]	250,000	250,337
COMM Mortgage Trust
2007-FL14,0.91% due 06/15/22[1,2]	210,611	207,867
Hilton USA Trust
2013-HLF,2.91% due 11/05/30[1,2]	200,000	200,377
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	210,458	176,825
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.24% due 06/15/20[1,2]	176,672	175,074
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,5.72% due 09/10/47[1,2]	160,470	164,923
Banc of America Large Loan Trust
2007-BMB1,1.26% due 08/15/29[1,2]	160,000	159,053
GCCFC Commercial Mortgage Trust
2006-FL4A,0.40% due 11/05/21[1,2]	95,007	94,662
Total Collateralized Mortgage Obligations
(Cost $1,987,315)		2,015,583
SENIOR FLOATING RATE INTERESTS†† - 3.8%
Financials - 1.6%
National Financial Partners
5.25% due 07/01/20	258,053	259,263
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	123,747	123,695
First Data Corp.
4.15% due 03/23/18	100,000	100,167
Knight/Getco
5.75% due 12/05/17	18,692	18,715
Total Financials		501,840
Industrials - 1.0%
Travelport Holdings Ltd.
6.25% due 06/26/19	208,425	213,050
Thermasys Corp.
5.25% due 05/03/19	128,375	127,733
Total Industrials		340,783
Consumer Discretionary - 0.5%
Sears Holdings Corp.
5.50% due 06/30/18	99,750	100,174
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	66,893	67,255
Go Daddy Operating Company LLC
4.00% due 12/17/18	19,293	19,332
Total Consumer Discretionary		186,761
Information Technology - 0.4%
Blue Coat Systems, Inc.
4.00% due 05/31/19	149,250	149,499
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	99,250	99,573
Total Senior Floating Rate Interests
(Cost $1,264,078)		1,278,456
CORPORATE BONDS†† - 3.6%
Financials - 1.4%
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	240,000	241,538
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17[2]	200,000	202,000
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	65,000	65,325
Total Financials		508,863
Telecommunication Services - 0.6%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	200,000	203,500
Industrials - 0.5%
International Lease Finance Corp.
2.18% due 06/15/16[1]	140,000	141,050

Series Y (StylePlus–Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
CORPORATE BONDS†† - 3.6% (continued)
Industrials - 0.5% (continued)
Victor Technologies Group, Inc.
9.00% due 12/15/17	$28,000	$30,030
Total Industrials		171,080
Materials - 0.4%
Anglo American Capital plc
9.38% due 04/08/14[2]	120,000	120,150
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	100,000	109,750
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	60,000	63,000
Consumer Discretionary - 0.2%
Vail Resorts, Inc.
6.50% due 05/01/19	50,000	52,563
Total Corporate Bonds
(Cost $1,223,512)		1,228,906
MUNICIPAL BONDS†† - 0.1%
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	50,000	50,545
Total Municipal Bonds
(Cost $50,000)		50,545
Total Investments - 99.2%
(Cost $33,126,282)		$33,763,772
Other Assets & Liabilities, net - 0.8%		263,946
Total Net Assets - 100.0%		$34,027,718

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $279,675)	3	$2,060
June 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $71,715)	1	(1,320)
(Total Aggregate Value of Contracts $351,390)		$740

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. May 2014 Russell 1000 Growth Index Swap, Terminating 05/05/14[3] (Notional Value $24,799,545)	28,503	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $9,860,448 (cost $9,798,848), or 29.0% of total net assets.
[3]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate.
[4]	Affiliated funds — See Note 3.
plc — Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the NYSE, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Directors has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2014.

C. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

D. Futures – Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

E. Options Written – Certain Funds wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Funds’ portfolio, to increase returns, to maintain exposure to the equity markets, and create liquidity. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series A (StylePlus—Large Core Series)	$140,486,387	$13,406	$85,690,056	$–	$8,598,807	$234,788,656
Series B (Large Cap Value Series)	283,328,983	–	–	–	–	283,328,983
Series C (Money Market Series)	28,289,577	–	47,512,259	–	–	75,801,836
Series D (World Equity Income Series)	190,716,190	–	–	–	–	190,716,190
Series E (Total Return Bond Series)	11,498,691	–	74,413,778	169,715	12,120,095	98,202,279
Series F (Floating Rate Strategies Series)	8,205,197	–	53,198,401	–	3,005,372	64,408,970
Series J (StylePlus—Mid Growth Series)	91,566,405	2,434	57,301,939	–	5,989,088	154,859,866
Series M (Macro Opportunities Series)	6,322,571	35,122	25,890,696	83,136	4,121,217	36,452,742
Series N (Managed Asset Allocation Series)	61,990,254	288,585	–	15,167	–	62,294,006
Series O (All Cap Value Series)	153,979,788	–	–	–	–	153,979,788
Series P (High Yield Series)	12,581,598	–	139,835,657	–	2,862,225	155,279,480
Series Q (Small Cap Value Series)	137,107,436	–	593,250	–	8,176	137,708,862
Series V (Mid Cap Value Series)	298,629,610	–	1,433,688	–	21,608	300,084,906
Series X (StylePlus—Small Growth Series)	21,657,199	–	14,552,121	–	1,829,738	38,039,058
Series Y (StylePlus—Large Growth Series)	19,059,988	2,060	13,057,206	–	1,646,578	33,765,832
Liabilities
Series E (Total Return Bond Series)	$–	$–	$–	$11,375	$–	$11,375
Series J (StylePlus—Mid Growth Series)	–	2,988	–	–	–	2,988
Series M (Macro Opportunities Series)	–	–	–	5,857	–	5,857
Series N (Managed Asset Allocation Series)	–	116,286	–	8,243	–	124,529
Series Q (Small Cap Value Series)	–	13,620	–	–	–	13,620
Series X (StylePlus—Small Growth Series)	–	1,494	–	–	–	1,494
Series Y (StylePlus—Large Growth Series)	–	1,320	–	–	–	1,320

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 03/31/14	Valuation Technique	Unobservable Inputs
	Investments, at value
Series A (StylePlus—Large Core Series)	Asset-Backed Securities	$6,693,107	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	1,905,700	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote

Series E (Total Return Bond Series)	Asset-Backed Securities	9,737,576	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds	1,278,181	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Preferred Stock	637,320	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Trade Price
	Senior Floating Rate Interests	467,018	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Series F (Floating Rate Strategies Series)	Asset-Backed Securities	2,758,729	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Floating Rate Interests	246,644	Monthly Model Priced	Indicative Quote

Series J (StylePlus—Mid Growth Series)	Asset-Backed Securities	4,735,338	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	1,253,750	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Series M (Macro Opportunities Series)	Asset-Backed Securities	3,358,513	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Floating Rate Interests	467,018	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		196,775	Monthly Model Priced	Indicative Quote
	Total Senior Floating Rate Interests	663,793
	Corporate Bonds	98,910	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Series P (High Yield Series)	Senior Floating Rate Interests	2,283,888	Monthly Model Priced	Indicative Quote

Series X (StylePlus—Small Growth Series)	Asset-Backed Securities	1,528,838	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	300,900	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Series Y (StylePlus—Large Growth Series)	Asset-Backed Securities	1,395,828	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	250,750	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of March 31, 2014, the Funds had transfers in/out of Level 3 due to changes in securities valuation method. See the tables below for changes to and from Level 2 and Level 3.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2014:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Fund	Total
Series A (StylePlus—Large Core Series)
Assets:
Beginning Balance	$-
Purchases	1,620,500
Sales	(19,273)
Total change in unrealized gains or losses included in earnings	53,122
Transfers into Level 3	6,944,458
Transfers out of Level 3	-
Ending Balance	$8,598,807

Series E (Total Return Bond Series)
Assets:
Beginning Balance	$-
Purchases	2,030,218
Sales	(525,369)
Total change in unrealized gains or losses included in earnings	184,401
Transfers into Level 3	10,430,845
Transfers out of Level 3	-
Ending Balance	$12,120,095

Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$148,500
Purchases	1,074,725
Sales	(54,874)
Total change in unrealized gains or losses included in earnings	30,242
Transfers into Level 3	1,806,779
Ending Balance	$3,005,372

Series J (StylePlus—Mid Growth Series)
Assets:
Beginning Balance	$-
Purchases	1,052,813
Sales	(15,185)
Total change in unrealized gains or losses included in earnings	40,720
Transfers into Level 3	4,910,740
Ending Balance	$5,989,088

Series M (Macro Opportunities Series)
Assets:
Beginning Balance	$-
Purchases	1,978,054
Sales	(64,265)
Total change in unrealized gains or losses included in earnings	25,629
Transfers into Level 3	2,181,799
Ending Balance	$4,121,217

Series P (High Yield Series)
Assets:
Beginning Balance	$1,700,558
Purchases	763,352
Sales	(8,750)
Total change in unrealized gains or losses included in earnings	2,800
Transfers into Level 3	404,265
Ending Balance	$2,862,225

Series X (StylePlus—Small Growth Series)
Assets:
Beginning Balance	$-
Purchases	342,563
Sales	(5,840)
Total change in unrealized gains or losses included in earnings	14,871
Transfers into Level 3	1,478,144
Ending Balance	$1,829,738

Series Y (StylePlus—Large Growth Series)
Assets:
Beginning Balance	$-
Purchases	250,000
Sales	(5,840)
Total change in unrealized gains or losses included in earnings	14,314
Transfers into Level 3	1,388,104
Ending Balance	$1,646,578

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended March 31, 2014 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 12/31/13	Additions	Reductions	Value 03/31/14	Shares 03/31/14	Investment Income	Realized Gain (Loss)
Series A (StylePlus—Large Core Series)	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	$4,566,380	$-	$-	$4,613,700	$169,000	$26,567	$-
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	4,520,464	-	-	4,562,664	168,800	25,877	-
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	-	4,407,911	-	4,453,121	161,814	26,845	-
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	4,509,897	-	(4,488,360)	-	-	-	(32,072)
	Mutual Funds:
	Floating Rate Strategies Fund Institutional Class	4,029,967	44,518	-	4,095,646	152,311	43,852	-
	Macro Opportunities Fund Institutional Class	3,910,920	58,393	-	4,028,214	148,424	54,876	-
	Guggenheim Variable Insurance Strategy Fund III	-	24,500,000	-	24,482,195	980,464	8,168	-
	Guggenheim Strategy Fund III	-	-	-	-	-	-	-
	Guggenheim Strategy Fund I	-	26,000,000	-	25,989,601	1,040,000	15,108	-

Series J (StylePlus—Mid Growth Series)	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	3,047,856	-	-	3,079,440	112,800	17,732	-
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	3,023,462	-	-	3,051,687	112,900	17,308	-
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	-	2,808,506	-	2,837,312	103,100	17,104	-
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	3,016,377	-	(3,001,972)	-	-	-	(21,530)
	Mutual Funds:
	Floating Rate Strategies Fund Institutional Class	2,729,155	30,149	-	2,773,634	103,147	29,697	-
	Macro Opportunities Fund Institutional Class	2,648,534	39,544	-	2,727,968	100,515	37,163	-
	Guggenheim Variable Insurance Strategy Fund III	-	17,500,000	-	17,487,796	700,352	5,754	-
	Guggenheim Strategy Fund I	-	17,000,000	-	16,993,200	680,000	9,878	-

Series M (Macro Opportunities Series)	Mutual Fund:
	Guggenheim Limited Duration Fund Institutional Class	-	1,000,000	-	1,000,400	40,016	344	-

Series V (Mid Cap Value Series)	Common Stock:
	Hydrogen Corp.	1	-	-	1	672,346	-	-

Series X (StylePlus—Small Growth Series)	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	713,328	-	-	720,720	26,400	4,150	-
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	-	710,980	-	718,272	26,100	4,330	-
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	704,314	-	-	710,889	26,300	4,032	-
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	701,421	-	(698,071)				(5,059)
	Mutual Funds:
	Guggenheim Strategy Fund I	-	4,000,000	-	3,998,400	160,000	2,324	-
	Guggenheim Variable Insurance Strategy Fund III	-	3,000,000	-	2,998,339	120,080	910	-
	Floating Rate Strategies Fund Institutional Class	739,678	8,171	-	751,732	27,956	8,048	-
	Macro Opportunities Fund Institutional Class	717,827	10,718	-	739,356	27,242	10,072	-

Series Y (StylePlus—Large Growth Series)	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	780,878	-	-	788,970	28,900	4,543	-
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	771,264	-	-	778,464	28,800	4,415	-
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	-	299,647	-	302,720	11,000	1,825	-
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	776,097	-	(772,391)				(5,734)
	Mutual Funds:
	Guggenheim Strategy Fund I	-	3,000,000	-	2,998,800	120,000	1,743	-
	Guggenheim Variable Insurance Strategy Fund III	-	2,500,000	-	2,498,999	100,080	707	-
	Floating Rate Strategies Fund Institutional Class	688,665	7,608	-	699,889	26,028	7,494	-
	Macro Opportunities Fund Institutional Class	668,322	9,979	-	688,366	25,364	9,378	-

4. Options Written

Transactions in options written during the year ended March 31, 2014 were as follows:

Written Call Options

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premiun amount	Number of contracts	Premiun amount	Number of contracts	Premiun amount
Balance at December 31, 2013	86	$29,068	278	$78,923	621	$176,294
Options Written	–	–	427	58,810	–	–
Options terminated in closing purchase transactions	–	–	–	–	–	–
Options expired	(86)	(29,068)	(478)	(116,622)	(621)	(176,294)
Options exercised	–	–	–	–	–	–
Balance at March 31, 2014	–	$–	227	$21,111	–	$–

Written Put Options

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2013	–	$1	168	$22,540	384	$51,521
Options Written	–	–	–	–	–	–
Options terminated in closing purchase transactions	–	–	–	–	–	–
Options expired	–	–	(168)	(22,540)	(384)	(51,521)
Options exercised	–	–	–	–	–	–
Balance at March 31, 2014	–	$1	–	$–	–	$–

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Certain funds utilized options to minimally hedge the Funds’ portfolio to increase returns, to maintain exposure to the equity markets, and create liquidity.

StylePlus—Large Core Series, StylePlus—Mid Growth Series, Macro Opportunities Series, Managed Asset Allocation Series, StylePlus—Small Growth Series, and StylePlus—Large Growth Series utilized derivatives to achieve leveraged exposure. The use of derivative instruments by a Fund to achieve leveraged exposure to the underlying index creates leveraging risk. The more a Fundinvests in leveraged instruments, the more this leverage will magnify any losses on those investments. A Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since a Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.

The following Funds utilized futures and swaps for the following purposes:

Fund	Index Exposure	Income	Duration	Speculation	Leverage
Series A (StylePlus—Large Core Series)	x				x
Series E (Total Return Bond Series)	x	x	x	x	x
Series J (StylePlus—Mid Growth Series)	x				x
Series M (Macro Opportunities Series)	x	x	x	x	x
Series N (Managed Asset Allocation Series)	x			x	x
Series X (StylePlus—Small Growth Series)	x				x
Series Y (StylePlus—Large Growth Series)	x				x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund's net assets on a daily basis.

	Approximate percentage of Fund's net assets on a daily basis
Fund	Long	Short
Series A (StylePlus—Large Core Series)	75%
Series E (Total Return Bond Series)	— *
Series J (StylePlus—Mid Growth Series)	75%
Series M (Macro Opportunities Series)	5%	—	*
Series N (Managed Asset Allocation Series)	50%	—	*
Series X (StylePlus—Small Growth Series)	75%
Series Y (StylePlus—Large Growth Series)	75%

* Less than 5%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Guggenheim Variable Funds Trust

By (Signature and Title)*    /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date      May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date      May 23, 2014

By (Signature and Title)*   /s/ John L. Sullivan

John L. Sullivan, Chief Financial Officer and Treasurer

Date      May 23, 2014

* Print the name and title of each signing officer under his or her signature.